              As filed with the Securities and Exchange Commission.

                                                Securities Act File No. 33-67636

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 12       [X]


                                       and


                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940       [ ]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[X]   on May 1, 1998 pursuant to paragraph (b) of Rule 485


[ ]   60 days after filing pursuant to paragraph (a) of Rule 485
[ ]   on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================




                                    1 of 141

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                    PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item    1.   Cover page.................................................................................3
     Item    2.   Definitions................................................................................5
     Item    3.   Synopsis or Highlights....................................................................16
     Item    4.   Condensed Financial Information...........................................................17
     Item    5.   General Description of Registrant, Depositor, and Portfolio Companies.....................24
     Item    6.   Deductions and Expenses...................................................................26
     Item    7.   General Description of Variable Annuity Contracts.........................................28
     Item    8.   Annuity Period............................................................................36
     Item    9.   Death Benefit and Distributions...........................................................38
     Item   10.   Purchases and Contract Value..............................................................28
     Item   11.   Redemptions...............................................................................32
     Item   12.   Taxes.....................................................................................41
     Item   13.   Legal Proceedings.........................................................................53
     Item   14.   Table of Contents of the Statement of Additional Information..............................53

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page................................................................................63
     Item  16.    Table of Contents.........................................................................63
     Item  17.    General Information and History...........................................................63
     Item  18.    Services..................................................................................63
     Item  19.    Purchase of Securities Being Offered......................................................64
     Item  20.    Underwriters..............................................................................64
     Item  21.    Calculation of Performance Information....................................................64
     Item  22.    Annuity Payments..........................................................................65
     Item  23.    Financial Statements......................................................................66

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits........................................................118
     Item  25.    Directors and Officers of the Depositor..................................................120
     Item  26.    Persons Controlled by or Under Common Control with the Depositor or 122
                  Registrant...............................................................................122
     Item  27.    Number of Contract Owners................................................................132
     Item  28.    Indemnification..........................................................................132
     Item  29.    Principal Underwriter....................................................................132
     Item  30.    Location of Accounts and Records.........................................................134
     Item  31.    Management Services......................................................................134
     Item  32.    Undertakings.............................................................................134






                                    2 of 141

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
                    Columbus, Ohio 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


The Contracts described in this prospectus are Modified Single Purchase Payment Contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts will mean individual contracts as well as "Certificates" issued under Group Modified Single Premium Retirement Contracts. For such Group Contracts, references to "Contract Owner" will mean the "Participant" unless the plan otherwise permits or requires the Contract Owner to exercise contractual rights under the authority of the plan terms. The Contracts are sold either as Non-Qualified Contracts; as Investment Only Contracts issued to Qualified Pension, Profit-sharing or Stock Bonus Plans as defined by Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"); as IRAs with contributions rolled-over or transferred from certain tax-qualified plans such as Tax Sheltered Annuity Plans, Qualified Plans or IRAs; as Roth IRAs; or as Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity Plans. Annuity payments under the Contracts are deferred until a selected later date.

Purchase Payments are allocated to the Nationwide Variable Account-II ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Underlying Mutual Funds are available as investment options in variable life insurance policies and variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The Variable Account uses its assets to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:

          AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE
                   AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   American Century VP Balanced       American Century VP Capital Appreciation
 American Century VP Income & Growth      American Century VP International
                            American Century VP Value

                                    DREYFUS
 Dreyfus Stock Index Fund, Inc.            Dreyfus Variable Investment Fund-
                                            Capital Appreciation Portfolio
         Dreyfus Variable Investment Fund- Growth & Income Portfolio*
               The Dreyfus Socially Responsible Growth Fund, Inc.

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
       VIP Equity-Income Portfolio                 VIP Growth Portfolio
       VIP High Income Portfolio*                 VIP Overseas Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II Asset Manager Portfolio                       VIP II Contrafund Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
                VIP III Growth Opportunities Portfolio

                                 MORGAN STANLEY
     Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio
              Van Kampen American Capital Life Investment Trust -
                Morgan Stanley Real Estate Securities Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST
      Capital Appreciation Fund     Government Bond Fund      Money Market Fund
Nationwide Small Cap Value Fund                    Nationwide Small Company Fund
                                Total Return Fund


                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
AMT Growth Portfolio     AMT Guardian Portfolio     AMT Limited Maturity Bond Portfolio
                             AMT Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
      Oppenheimer Bond Fund           Oppenheimer Global Securities Fund

                                    3 of 141

   Oppenheimer Growth Fund              Oppenheimer Multiple Strategies Fund
   STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUNDS II. INC.")

                      STRONG VARIABLE INSURANCE FUNDS, INC.
 Strong Discovery Fund II, Inc.                     International Stock Fund II

                        VAN ECK WORLDWIDE INSURANCE TRUST
 Worldwide Bond Fund                             Worldwide Emerging Markets Fund
                           Worldwide Hard Assets Fund

                              WARBURG PINCUS TRUST
   International Equity Portfolio              Post-Venture Capital Portfolio
                         Small Company Growth Portfolio

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.


This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998, containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-848-8258, TDD 1-800-238-3035 or writing P.O. Box 182356, Columbus, Ohio 43216-2356.

Purchase Payments not allocated to the Variable Account may be allocated to either the Fixed Account or to Guaranteed Term Options ("GTOs"). GTOs are available under the Contracts described in this prospectus and provide for the crediting of a guaranteed interest rate over a selected period (three, five, seven or ten years), so long as no Distributions occur prior to the end of the period. Prospectuses for the Guaranteed Term Options, as well as each of the Underlying Mutual Fund options identified above, can be obtained without charge by calling 1-800-848-6331, TDD 1-800-238-3035, or by writing to P.O. Box 16609,
Columbus, Ohio, 43216-6609. PLEASE NOTE THAT GTOS AND OTHER BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISKS WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, www.sec.gov, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS ANY MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED ON THE WORLD-WIDE WEB AT www.bestofamerica.com.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 51 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                    4 of 141

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.


ANNUITANT- The person designated to receive annuity payments during Annuitization and upon whose continuation of life any annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.


ANNUITIZATION- The period during which annuity payments are received.

ANNUITIZATION DATE- The date on which annuity payments commence at Annuitization.


ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.


ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.


BENEFICIARY- The person designated to receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.


CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.


CONTINGENT ANNUITANT- The person who may be the recipient of certain rights or benefits under this Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may not be named for Contracts issued as IRAs, Roth IRAs or Tax Sheltered Annuities.


CONTINGENT BENEFICIARY- The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.


CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" will mean "Owner's Beneficiary." A Contingent Owner may not be named for Contracts issued as IRAs, Roth IRAs or Tax Sheltered Annuities.


CONTRACT- The Modified Single Premium Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.


CONTRACT OWNER- The person who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Contract Owner on the Data Page, unless changed.

CONTRACT VALUE- The sum of the value of all Accumulation Units plus any amount held in the Fixed Account, plus any amount held under GTOs which may be subject to a Market Value Adjustment.


CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.


DEATH BENEFIT- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.


DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

                                    5 of 141

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

FIXED PAYMENT ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUARANTEED TERM OPTION ("GTOS")- Investment options which provide a guaranteed interest rate paid over certain maturity durations (three, five, seven and ten years) so long as certain conditions are met. Amounts allocated to a GTO may be subject to a Market Value Adjustment ("MVA") if distributed for any reason prior to the end of the selected term, resulting in an upward or downward adjustment in the Distribution proceeds. GTOs are not part of the Variable Account (or the Fixed Account) and are not subject to Variable Account charges but may be subject to contingent deferred sales charges if otherwise applicable. GTOs are not available during the Annuitization phase of the Contracts and may not be available in every state jurisdiction. The minimum amount which may be allocated to a GTO is $1,000.


HOME OFFICE- The main office of the Company located in Columbus, Ohio.


INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts, which qualify for favorable tax treatment under Section 408A of the Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs, which qualify for favorable tax treatment under Section 408A of the Code.

INTEREST RATE GUARANTEE PERIOD- The interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account or a GTO, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later. The Interest Rate Guarantee Period does not in any way refer to interest rate crediting practices employed by the Company with respect to GTOs.

INVESTMENT-ONLY CONTRACT- A Contract purchased by a Qualified Plan which does not, by its terms, comply with Section 401 or 403(a) of the Code. The Qualified Plan purchasing the Investment-Only Contract may impose limitations or restrictions on benefits discussed in this prospectus.

JOINT OWNER- The Joint Owner possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time Joint Ownership is requested, unless otherwise required by state law. Joint Ownership may be selected only for Non-Qualified Contracts.

MARKET VALUE ADJUSTMENT (MVA)- The upward or downward adjustment in value of amounts allocated to a GTO, which prior to maturity are: (1) distributed pursuant to a surrender; (2) reallocated to another investment option available under the Contract; (3) distributed pursuant to the death of the Contract Owner or Annuitant; or (4) distributed for any other reason.

NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment under Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs) or 403(b) (Tax-Sheltered Annuities) of the Code.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Variable Account, Fixed Account, or GTOs or among the Sub-Accounts.

                                    6 of 141

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Code.


ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code.


SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.


VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate Underlying Mutual Fund.


VARIABLE PAYMENT ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                    7 of 141

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.............................................................................................3
SUMMARY OF CONTRACT EXPENSES..........................................................................................8
UNDERLYING MUTUAL FUND ANNUAL EXPENSES................................................................................9
EXAMPLE..............................................................................................................11
SYNOPSIS.............................................................................................................14
CONDENSED FINANCIAL INFORMATION......................................................................................15
NATIONWIDE LIFE INSURANCE COMPANY....................................................................................22
NATIONWIDE ADVISORY SERVICES, INC....................................................................................22
THE VARIABLE ACCOUNT.................................................................................................22
         Underlying Mutual Fund Options..............................................................................22
         Voting Rights...............................................................................................23
         Substitution of Securities..................................................................................23
GTO ALLOCATIONS......................................................................................................23
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS........................................................................24
         Expenses of Variable Account................................................................................24
         Mortality Risk Charge.......................................................................................24
         Expense Risk Charge.........................................................................................24
         Administration Charge.......................................................................................24
         Contingent Deferred Sales Charge ("CDSC")...................................................................24
         Waiver of CDSC..............................................................................................25
         Premium Taxes...............................................................................................26
OPERATION OF THE CONTRACT............................................................................................26
         Investments of the Variable Account.........................................................................26
         Allocation of Purchase Payments and Contract Value..........................................................26
         Value of an Accumulation Unit...............................................................................26
         Net Investment Factor.......................................................................................27
         Determining the Contract Value..............................................................................27
         Right to Revoke.............................................................................................27
         Transfers...................................................................................................27
         Contract Ownership..........................................................................................29
         Joint Ownership.............................................................................................29
         Contingent Ownership........................................................................................29
         Beneficiary.................................................................................................29
         Surrender (Redemption)......................................................................................30
         Surrenders Under a Tax Sheltered Annuity Contract...........................................................30
         Loan Privilege..............................................................................................31
         Assignment..................................................................................................32
CONTRACT OWNER SERVICES..............................................................................................32
         Asset Rebalancing...........................................................................................32
         Dollar Cost Averaging.......................................................................................33
         Systematic Withdrawals......................................................................................33
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.......................................................34
         Annuity Commencement Date...................................................................................34
         Annuitization...............................................................................................34
         Fixed Payment Annuity - First and Subsequent Payments.......................................................34
         Variable Payment Annuity - First and Subsequent Payments....................................................34
         Variable Payment Annuity - Assumed Investment Rate..........................................................34
         Variable Payment Annuity - Value of an Annuity Unit.........................................................34
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options...................................35
         Frequency and Amount of Annuity Payments....................................................................35
         Annuity Payment Options.....................................................................................35
         Death of Contract Owner - Non-Qualified Contracts...........................................................35
         Death of Annuitant - Non-Qualified Contracts................................................................35
         Death of Contract Owner/Annuitant...........................................................................36
         Death Benefit Payment.......................................................................................36

                                    8 of 141

        Required Distributions for Non-Qualified Contracts........................................................37
        Required Distributions for Tax Sheltered Annuities........................................................37
        Required Distributions for IRAs...........................................................................38
        Required Distributions for Roth IRAs......................................................................39
FEDERAL TAX CONSIDERATIONS........................................................................................39
        Federal Income Taxes......................................................................................39
        Puerto Rico...............................................................................................40
        Non-Qualified Contracts-Natural Persons as Contract Owners................................................40
        Non-Qualified Contracts-Non-Natural Persons as Contract Owners............................................41
        IRAs and Tax Sheltered Annuities..........................................................................42
        Roth IRAs.................................................................................................42
        Withholding...............................................................................................43
        Non-Resident Aliens.......................................................................................43
        Federal Estate, Gift, and Generation Skipping Transfer Taxes..............................................43
        Charge for Tax............................................................................................44
        Diversification...........................................................................................44
        Tax Changes...............................................................................................44
GENERAL INFORMATION...............................................................................................45
        Contract Owner Inquiries..................................................................................45
        Statements and Reports....................................................................................45
        Advertising...............................................................................................45
YEAR 2000 COMPLIANCE ISSUES.......................................................................................50
LEGAL PROCEEDINGS.................................................................................................51
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..........................................................51
APPENDIX A........................................................................................................52
APPENDIX B........................................................................................................53

                                    9 of 141

                          SUMMARY OF CONTRACT EXPENSES

     CONTRACT OWNER TRANSACTION EXPENSES
     Maximum Contingent Deferred Sales Charge ("CDSC")(1).....................7%


--------------------------------------------------------------------------------
                             RANGE OF CDSC OVER TIME
    Number of Completed Years from                             CDSC
       Date of Purchase Payment                             Percentage
                  0                                             7%
                  1                                             6%
                  2                                             5%
                  3                                             4%
                  4                                             3%
                  5                                             2%
                  6                                             1%
                  7                                             0%
--------------------------------------------------------------------------------


VARIABLE ACCOUNT ANNUAL EXPENSES(2)

       Mortality and Expense Risk Charges..................................1.25%
       Administration Charge...............................................0.15%
       Total Variable Account Annual Expenses..............................1.40%


(1) Each Contract Year, after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of:


           (a) an amount equal to 10% of the total of all Purchase Payments made to this Contract; or

           (b) any amount withdrawn in order for this Contract to meet minimum Distribution requirements under the Code.


       Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan. This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Waiver of CDSC").

(2) The Variable Account charges set forth apply exclusively to allocations made to the Sub-Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account or GTO(s).

                                   10 of 141

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.-American Century VP Balanced
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.-American Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 0.70%                0.00%                0.70%
Inc.-American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.50%                0.00%                1.50%
Inc.-American Century VP International
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.-American Century VP Value
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                        0.25%                0.03%                0.28%
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Capital              0.75%                0.05%                0.80%
Appreciation Portfolio
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth &             0.75%                0.05%                0.80%
Income Portfolio
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth               0.75%                0.01%                0.76%
Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio*                 0.50%                0.07%                0.57%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio*                        0.60%                0.07%                0.67%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                    0.59%                0.12%                0.71%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio*                      0.75%                0.15%                0.90%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio*              0.55%                0.09%                0.64%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio*                 0.60%                0.08%                0.68%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                 0.60%                0.13%                0.73%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc.-                 0.04%                1.26%                1.30%
Emerging Markets Debt Portfolio*
-------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                       0.60%                0.09%                0.69%
-------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                            0.50%                0.08%                0.58%
-------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                               0.40%                0.08%                0.48%
-------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund*                0.90%                0.15%                1.05%
-------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                   1.00%                0.11%                1.11%
-------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                               0.60%                0.07%                0.67%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-Growth Portfolio               0.83%                0.07%                0.90%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-Guardian Portfolio             0.60%                0.40%                1.00%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-Limited Maturity               0.65%                0.12%                0.77%
Bond Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-Partners Portfolio             0.80%                0.06%                0.86%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.73%                0.05%                0.78%
Oppenheimer Bond Fund
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.70%                0.06%                0.76%
Oppenheimer Global Securities Fund
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                          0.73%                0.02%                0.75%
Funds-Oppenheimer Growth Fund
-------------------------------------------------------------------------------------------------------------

                                   11 of 141

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)
                                    CONTINUED

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.72%                0.03%                0.75%
Oppenheimer Multiple Strategies Fund
-------------------------------------------------------------------------------------------------------------
Strong Opportunity  Fund II, Inc.                     1.00%                0.15%                1.15%
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-                1.00%                0.18%                1.18%
Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%                0.51%                1.51%
Inc.-International Stock Fund II
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide           1.00%                0.12%                1.12%
Bond Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide           0.80%                0.00%                0.80%
Emerging Markets Fund*
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide           1.00%                0.17%                1.17%
Hard Assets Fund*
-------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment           1.00%                0.07%                1.07%
Trust- Morgan Stanley Real Estate Securities
Portfolio
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity             1.00%                0.35%                1.35%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture Capital             1.07%                0.33%                1.40%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth             0.90%                0.24%                1.14%
Portfolio*
-------------------------------------------------------------------------------------------------------------

   The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each individual Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

* The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.08% for Fidelity VIP Equity-Income Portfolio, 0.60% and 0.09% for Fidelity VIP Growth Portfolio, 0.75% and 0.17% for Fidelity VIP Overseas Portfolio, 0.55% and 0.10% for Fidelity VIP II Asset Manager Portfolio, 0.60% and 0.11% for Fidelity VIP II Contrafund Portfolio, 0.60% and 0.14% for Fidelity VIP III Growth Opportunities Portfolio, 0.80% and 1.26% for Morgan Stanley Universal Funds, Inc.-Emerging Markets Debt Portfolio, 0.90% and 5.41% for NSAT-Nationwide Small Cap Value Fund, 1.00% and 0.34% for Van Eck Worldwide Insurance Trust-Worldwide Emerging Markets Fund, 1.00% and 0.18% for Van Eck Worldwide Insurance Trust-Worldwide Hard Assets Fund, 1.00% and 0.36% for Warburg Pincus Trust-International Equity Portfolio, 1.25% and 0.33% for Warburg Pincus Trust-Post-Venture Capital Portfolio, and 0.90% and 0.25% for Warburg Pincus Trust-Small Company Growth Portfolio.

                                   12 of 141

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

----------------------------------------------------------------------------------------------------------------------
                          If you surrender your Contract  If you do not surrender your  If you annuitize your Contract
                            at the end of the applicable    Contract at the end of the    at the end of the applicable
                                    time period             applicable time period              time period
----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs.  10 Yrs. 1 Yr  3 Yrs  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------------
American Century Variable    88    122     159     282    25     77     132     282      *     77     132      282
Portfolios, Inc.-American
Century VP Balanced
----------------------------------------------------------------------------------------------------------------------
American Century Variable    88    122     159     282    25     77     132     282      *     77     132      282
Portfolios, Inc.-American
Century VP Capital
Appreciation
----------------------------------------------------------------------------------------------------------------------
American Century Variable    85    113     144     250    22     68     117     250      *     68     117      250
Portfolios, Inc.-American
Century VP Income &Growth
----------------------------------------------------------------------------------------------------------------------
American Century Variable    93    138     185     333    30     93     158     333      *     93     158      333
Portfolios, Inc.-American
Century VP International
----------------------------------------------------------------------------------------------------------------------
American Century Variable    88    122     159     282    25     77     132     282      *     77     132      282
Portfolios, Inc.-American
Century VP Value
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,    81    100     121     204    18     55      94     204      *     55      94      204
Inc.
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable             86    116     149     261    23     71     122     261      *     71     122      261
Investment Fund-Capital
Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable             86    116     149     261    23     71     122     261      *     71     122      261
Investment Fund-Growth &
Income Portfolio
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially         86    115     147     257    23     70     120     257      *     70     120      257
Responsible Growth Fund,
Inc.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income   84    109     137     236    21     64     110     236      *     64     110      236
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth          85    112     142     247    22     67     115     247      *     67     115      247
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income     85    113     144     251    22     68     117     251      *     68     117      251
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Overseas       87    119     154     272    24     74     127     272      *     74     127      272
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset        84    111     140     244    21     66     113     244      *     66     113      244
Manager Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund   85    112     143     248    22     67     116     248      *     67     116      248
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth      85    114     145     254    22     69     118     254      *     69     118      254
Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal     91    132     175     313    28     87     148     313      *     87     148      313
Funds, Inc.-Emerging
Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation    85    113     143     249    22     68     116     249      *     68     116      249
Fund
----------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund    84    109     137     237    21     64     110     237      *     64     110      237
----------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund       83    106     132     227    20     61     105     227      *     61     105      227
----------------------------------------------------------------------------------------------------------------------

                                   13 of 141

----------------------------------------------------------------------------------------------------------------------
                         If you surrender your Contract  If you do not surrender your   If you annuitize your Contract
                          at the end of the applicable    Contract at the end of the     at the end of the applicable
                                   time period              applicable time period              time period
----------------------------------------------------------------------------------------------------------------------
                          1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs. 10 Yrs. 1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small      89     124     162      287      26     79     135     287     *     79      135    287
Cap Value Fund
---------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small      89     126     165      293      26     81     138     293     *     81      138    293
Company Fund
----------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund     85     112     142      247      22     67     115     247     *     67      115    247
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman         87     119     154      272      24     74     127     272     *     74      127    272
AMT-Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-    88     122     159      282      25     77     132     282     *     77      132    282
Guardian Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman         86     115     147      258      23     70     120     258     *     70      120    258
AMT-Limited Maturity
Bond Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-    87     118     152      267      24     73     125     267     *     73      125    267
Partners Portfolio
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable       86     116     148      259      23     71     121     259     *     71      121    259
Account Funds-Oppenheimer
Bond Fund
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable       86     115     147      257      23     70     120     257     *     70      120    257
Account Funds-
Oppenheimer Global
Securities Fund
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable       86     115     146      256      23     70     119     256     *     70      119    256
Account Funds-
Oppenheimer Growth Fund
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable       86     115     146      256      23     70     119     256     *     70      119    256
Account
Funds-Oppenheimer
Multiple Strategies Fund
---------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund    90     127     167      298      27     82     140     298     *     82      140    298
II, Inc.
---------------------------------------------------------------------------------------------------------------------
Strong Variable            90     128     169      301      27     83     142     301     *     83      142    301
Insurance Funds, Inc.-
Discovery Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------
Strong Variable            94     138     186      334      31     93     159     334     *     93      159    334
Insurance Funds, Inc.-
International Stock Fund
II
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide          89     126     166      294      26     81     139     294     *     81      139    294
Insurance Trust-
Worldwide Bond Fund
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide          86     116     149      261      23     71     122     261     *     71      122    261
Insurance Trust-
Worldwide Emerging
Markets Fund
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide          90     128     168      300      27     83     141     300     *     83      141    300
Insurance Trust-
Worldwide Hard Assets
Fund
---------------------------------------------------------------------------------------------------------------------
Van Kampen American        89     125     163      289      26     80     136     289     *     80      136    289
Capital Life Investment
Trust-Morgan Stanley
Real Estate Securities
Portfolio
---------------------------------------------------------------------------------------------------------------------

                                   14 of 141

----------------------------------------------------------------------------------------------------------------------
                        If you surrender your Contract  If you do not surrender your   If you annuitize your Contract
                         at the end of the applicable    Contract at the end of the     at the end of the applicable
                                  time period              applicable time period               time period
----------------------------------------------------------------------------------------------------------------------
                          1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus              92    133     179     318     29     88     151     318      *      88      151     318
Trust-International
Equity Portfolio
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-       92    135     180     323     29     90     153     323      *      90      153     323
Post-Venture Capital
Portfolio
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-       90    127     167     297     27     82     140     297      *      82      140     297
Small Company Growth
Portfolio
---------------------------------------------------------------------------------------------------------------------


*The Contracts sold under this prospectus do not permit Annuitizations during the first two Contract Years.


 The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   15 of 141

                                    SYNOPSIS


The Contracts can be categorized as follows: (1) Non-Qualified; (2) Investment-Only Contracts issued to Qualified Pension, Profit-sharing or Stock Bonus Plans as defined by Section 401(a) of the Code; (3) IRAs, with contributions rolled-over or transferred from certain tax-qualified plans such as Tax Sheltered Annuity Plans, Qualified Plans or IRAs; (4) Roth IRAs; and (5) Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuity Plans.


The initial Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs, Roth IRAs or Tax Sheltered Annuities must be at least $15,000 and subsequent Purchase Payments, if any, must be at least $1,000. In addition, any amounts allocated to the GTOs must be at least $1,000. Please refer to the prospectus for the GTOs for additional details regarding Purchase Payments made to the GTOs. For Investment-Only Contracts, the initial Purchase Payment must be at least $100,000 and subsequent Purchase Payments, if any, at least $15,000. Subsequent Purchase Payments for any Contract described in this prospectus are not permitted for Contracts issued in the States of New York, Oregon, and Washington and may not be permitted in other states under certain circumstances. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC. The CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").


The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net assets of the Variable Account for mortality risks assumed by the Company (see "Mortality Risk Charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net assets of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").


The Company assesses an Administration Charge equal to an annual rate of 0.15% of the daily net assets of the Variable Account. This charge is to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts (see "Administration Charge").

Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $5,000, the Contract Value may be distributed in lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contracts will depend on the type of Contract issued (see "FEDERAL TAX CONSIDERATIONS"). In addition, the Company will charge against the Purchase Payments or the Contract Value, the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA and Roth IRA refunds will be return of Purchase Payments (see "Right to Revoke").

                                   16 of 141

CONDENSED FINANCIAL INFORMATION
Accumulation Unit values for an Accumulation Unit outstanding throughout the period.



                                                                                  NUMBER OF UNITS
            FUND               BEGINNING UNIT      ENDING UNIT    PERCENT CHANGE   AT THE END OF         YEAR
                                    VALUE             VALUE        IN UNIT VALUE     THE PERIOD
  ------------------------------------------------------------------------------------------------------------------
  American Century                  13.180739        15.050621          14.19%          2,000,046         1997
  Variable Portfolios,           -----------------------------------------------------------------------------------
  Inc.-American Century             11.914266        13.180739          10.63%          1,516,835         1996
  VP Balanced-Q                  -----------------------------------------------------------------------------------
                                     9.975959        11.914266          19.43%            602,257         1995
                                 -----------------------------------------------------------------------------------
                                    10.055760         9.975959          -0.79%            190,646         1994
                                 -----------------------------------------------------------------------------------
                                    10.000000        10.055760           0.56%              0             1993
  ------------------------------------------------------------------------------------------------------------------
  American Century                  13.180739        15.050621          14.19%          2,838,431         1997
  Variable Portfolios,           -----------------------------------------------------------------------------------
  Inc.-American Century             11.914266        13.180739          10.63%          2,144,874         1996
  VP Balanced-NQ                 -----------------------------------------------------------------------------------
                                     9.975959        11.914266          19.43%            989,420         1995
                                 -----------------------------------------------------------------------------------
                                    10.055760         9.975959          -0.79%            353,974         1994
                                 -----------------------------------------------------------------------------------
                                    10.000000        10.055760           0.56%              0             1993
  ------------------------------------------------------------------------------------------------------------------
  American Century                  12.067726        11.511011          -4.61%          2,614,244         1997
  Variable Portfolios,           -----------------------------------------------------------------------------------
  Inc.-American Century             12.792935        12.067726          -5.67%          2,639,035         1996
  VP Capital                     -----------------------------------------------------------------------------------
  Appreciation-Q                     9.896469        12.792935          29.27%          1,787,046         1995
                                 -----------------------------------------------------------------------------------
                                    10.155359         9.896469          -2.55%            581,271         1994
                                 -----------------------------------------------------------------------------------
                                    10.000000        10.155359           1.55%              0             1993
  ------------------------------------------------------------------------------------------------------------------
  American Century                  12.067726        11.511011          -4.61%          3,809,872         1997
  Variable Portfolios,           -----------------------------------------------------------------------------------
  Inc.-American Century             12.792935        12.067726          -5.67%          4,282,747         1996
  VP Capital                     -----------------------------------------------------------------------------------
  Appreciation-NQ                    9.896469        12.792935          29.27%          2,955,898         1995
                                 -----------------------------------------------------------------------------------
                                    10.155359         9.896469          -2.55%            984,162         1994
                                 -----------------------------------------------------------------------------------
                                    10.000000        10.155359           1.55%              0             1993
  ------------------------------------------------------------------------------------------------------------------
  American Century                  11.716901        13.705793          16.97%          2,815,042         1997
  Variable Portfolios,           -----------------------------------------------------------------------------------
  Inc.-American Century             10.387676        11.716901          12.80%          1,434,727         1996
  VP International-Q             -----------------------------------------------------------------------------------
                                     9.388381        10.387676          10.64%            647,594         1995
                                 -----------------------------------------------------------------------------------
                                    10.000000         9.388381          -6.12%             93,487         1994
  ------------------------------------------------------------------------------------------------------------------
  American Century                  11.716901        13.705793          16.97%          4,053,845         1997
  Variable Portfolios,           -----------------------------------------------------------------------------------
  Inc.-American Century             10.387676        11.716901          12.80%          2,170,866         1996
  VP International-NQ            -----------------------------------------------------------------------------------
                                     9.388381        10.387676          10.64%          1,011,780         1995
                                 -----------------------------------------------------------------------------------
                                    10.000000         9.388381          -6.12%            227,593         1994
  ------------------------------------------------------------------------------------------------------------------
  American Century                  10.142340        12.608786          24.32%          1,430,623         1997
  Variable Portfolio,            -----------------------------------------------------------------------------------
  Inc.-American Century             10.000000        10.142340           1.42%              4,681         1996*
  VP Value-Q                     -----------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------
  American Century                  10.142340        12.608786          24.32%          1,650,353         1997
  Variable Portfolio,            -----------------------------------------------------------------------------------
  Inc.-American Century             10.000000        10.142340           1.42%             10,752         1996*
  VP Value-NQ                    -----------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------
  Dreyfus Stock Index               16.369120        21.459607          31.10%         11,980,808         1997
  Fund, Inc.-Q                   -----------------------------------------------------------------------------------
                                    13.549203        16.369120          20.81%          5,666,553         1996
                                 -----------------------------------------------------------------------------------
                                    10.046079        13.549203          34.87%          1,651,153         1995
                                 -----------------------------------------------------------------------------------
                                    10.099271        10.046079          -0.53%            142,221         1994
                                 -----------------------------------------------------------------------------------
                                    10.000000        10.099271           0.99%              0             1993
  ------------------------------------------------------------------------------------------------------------------
  Dreyfus Stock Index               16.369120        21.459607          31.10%         16,840,871         1997
  Fund, Inc.-NQ                  -----------------------------------------------------------------------------------
                                    13.549203        16.369120          20.81%          8,243,399         1996
                                 -----------------------------------------------------------------------------------
                                    10.046079        13.549203          34.87%          2,487,342         1995
                                 -----------------------------------------------------------------------------------
                                    10.099271        10.046079          -0.53%            276,005         1994
                                 -----------------------------------------------------------------------------------
                                    10.000000        10.099271           0.99%              0             1993
  ------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable                  10.000000        10.187254           1.87%            282,102         1997*
  Investment Fund-               -----------------------------------------------------------------------------------
  Capital Appreciation
  Portfolio-Q
  ------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable                  10.000000        10.187254           1.87%            346,889         1997*
  Investment Fund-               -----------------------------------------------------------------------------------
  Capital Appreciation
  Portfolio-NQ
  ------------------------------------------------------------------------------------------------------------------

                                   17 of 141

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


                                                                           NUMBER OF UNITS
                     BEGINNING UNIT      ENDING UNIT    PERCENT CHANGE IN   AT THE END OF
         FUND            VALUE              VALUE          UNIT VALUE        THE PERIOD         YEAR
----------------------------------------------------------------------------------------------------------
Dreyfus Variable        9.986704           11.443262          14.58%          1,288,755         1997
Investment Fund-  ----------------------------------------------------------------------------------------
Growth & Income        10.000000           9.986704           -0.13%              1,683         1996*
Portfolio-Q       ----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Dreyfus Variable        9.986704           11.443262          14.58%          1,736,408         1997
Investment Fund-  ----------------------------------------------------------------------------------------
Growth & Income        10.000000            9.986704          -0.13%              1,403         1996*
Portfolio-NQ      ----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
The Dreyfus            16.091197           20.377644          26.64%          1,955,501         1997
Socially
Responsible       ----------------------------------------------------------------------------------------
Growth Fund,           13.462638           16.091197          19.52%            863,844         1996
Inc.-Q            ----------------------------------------------------------------------------------------
                       10.146464           13.462638          32.68%            195,462         1995
                  ----------------------------------------------------------------------------------------
                       10.138790           10.146464           0.08%             56,245         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.138790           1.39%              0             1993
----------------------------------------------------------------------------------------------------------
The Dreyfus            16.091197           20.377644          26.64%          2,524,371         1997
Socially          ----------------------------------------------------------------------------------------
Responsible            13.462638           16.091197          19.52%          1,278,742         1996
Growth Fund,      ----------------------------------------------------------------------------------------
Inc.-NQ                10.146464           13.462638          32.68%            331,788         1995
                  ----------------------------------------------------------------------------------------
                       10.138790           10.146464           0.08%            106,285         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.138790           1.39%              0             1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP           16.150507           20.400657          26.32%         21,713,028         1997
Equity-Income     ----------------------------------------------------------------------------------------
Portfolio-Q            14.333670           16.150507          12.68%         16,618,114         1996
                  ----------------------------------------------------------------------------------------
                       10.760332           14.333670          33.21%          8,772,439         1995
                  ----------------------------------------------------------------------------------------
                       10.192462           10.760332           5.57%          2,320,419         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.192462           1.92%              0             1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP           16.150507           20.400657          26.32%         29,805,895         1997
Equity-Income     ----------------------------------------------------------------------------------------
Portfolio-NQ           14.333670           16.150507          12.68%         22,169,855         1996
                  ----------------------------------------------------------------------------------------
                       10.760332           14.333670          33.21%         12,709,387         1995
                  ----------------------------------------------------------------------------------------
                       10.192462           10.760332           5.57%          3,315,450         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.192462           1.92%              0             1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP           15.220265           18.531166          21.75%         13,935,642         1997
Growth            ----------------------------------------------------------------------------------------
Portfolio-Q            13.458405           15.220265          13.09%         12,013,122         1996
                  ----------------------------------------------------------------------------------------
                       10.082986           13.458405          33.48%          6,525,239         1995
                  ----------------------------------------------------------------------------------------
                       10.227729           10.082986          -1.42%          2,012,595         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.227729           2.28%              0             1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP           15.220265           18.531166          21.75%         19,539,694         1997
Growth            ----------------------------------------------------------------------------------------
Portfolio-NQ           13.458405           15.220265          13.09%         17,297,852         1996
                  ----------------------------------------------------------------------------------------
                       10.082986           13.458405          33.48%         10,395,158         1995
                  ----------------------------------------------------------------------------------------
                       10.227729           10.082986          -1.42%          3,322,957         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.227729           2.28%              0             1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP           13.162137           15.270686          16.02%         10,404,298         1997
High Income       ----------------------------------------------------------------------------------------
Portfolio-Q            11.707151           13.162137          12.43%          8,108,419         1996
                  ----------------------------------------------------------------------------------------
                        9.844496           11.707151          18.92%          4,074,649         1995
                  ----------------------------------------------------------------------------------------
                       10.140663           9.844496           -2.92%          1,188,719         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.140663           1.41%              0             1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP           13.162137           15.270686          16.02%         15,763,691         1997
High Income       ----------------------------------------------------------------------------------------
Portfolio-NQ           11.707151           13.162137          12.43%         11,738,433         1996
                  ----------------------------------------------------------------------------------------
                        9.844496           11.707151          18.92%          5,647,831         1995
                  ----------------------------------------------------------------------------------------
                       10.140663            9.844496          -2.92%          1,667,761         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.140663           1.41%              0             1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP           12.718928           13.990014           9.99%          4,225,490         1997
Overseas          ----------------------------------------------------------------------------------------
Portfolio-Q            11.394419           12.718928          11.62%          3,807,002         1996
                  ----------------------------------------------------------------------------------------
                       10.536141           11.394419           8.15%          3,053,190         1995
                  ----------------------------------------------------------------------------------------
                       10.504149           10.536141           0.30%          1,746,850         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.504149           5.04%              0             1993
----------------------------------------------------------------------------------------------------------
Fidelity VIP           12.718928           13.990014           9.99%          6,516,303         1997
Overseas          ----------------------------------------------------------------------------------------
Portfolio-NQ           11.394419           12.718928          11.62%          5,707,057         1996
                  ----------------------------------------------------------------------------------------
                       10.536141           11.394419           8.15%          4,289,622         1995
                  ----------------------------------------------------------------------------------------
                       10.504149           10.536141           0.30%          2,782,899         1994
                  ----------------------------------------------------------------------------------------
                       10.000000           10.504149           5.04%              0             1993
----------------------------------------------------------------------------------------------------------

                                   18 of 141

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


                                                                                   NUMBER OF
                                                                     PERCENT     UNITS AT THE
                                 BEGINNING UNIT     ENDING UNIT     CHANGE IN     END OF THE
                FUND                  VALUE            VALUE        UNIT VALUE      PERIOD          YEAR
  ------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Asset             12.472730        14.837912       18.96%       8,255,827         1997
  Manager Portfolio-Q           ------------------------------------------------------------------------------
                                    11.038610        12.472730       12.99%       6,899,163         1996
                                ------------------------------------------------------------------------------
                                     9.571852        11.038610       15.32%       5,437,140         1995
                                ------------------------------------------------------------------------------
                                    10.337032         9.571852       -7.40%       3,610,795         1994
                                ------------------------------------------------------------------------------
                                    10.000000        10.337032        3.37%           0             1993
  ------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Asset Manager     12.472730        14.837912       18.96%      10,687,021         1997
  Portfolio-NQ                  ------------------------------------------------------------------------------
                                    11.038610        12.472730       12.99%       9,363,900         1996
                                ------------------------------------------------------------------------------
                                     9.571852        11.038610       15.32%       7,152,807         1995
                                ------------------------------------------------------------------------------
                                    10.337032         9.571852       -7.40%       5,121,023         1994
                                ------------------------------------------------------------------------------
                                    10.000000        10.337032        3.37%           0             1993
  ------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund        13.235075        16.200355       22.40%      12,933,714         1997
  Portfolio-Q                   ------------------------------------------------------------------------------
                                    11.065996        13.235075       19.60%       8,168,270         1996
                                ------------------------------------------------------------------------------
                                    10.000000        11.065996       10.66%       1,651,204         1995
  ------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund        13.235075        16.200355       22.40%      17,222,256         1997
  Portfolio-NQ                  ------------------------------------------------------------------------------
                                    11.065996        13.235075       19.60%      11,178,148         1996
                                ------------------------------------------------------------------------------
                                    10.000000        11.065996       10.66%       2,730,876         1995
  ------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Growth           10.000000        10.926972        9.27%       1,110,975         1997*
  Opportunities Portfolio-Q
  -----------------------------------------------------------------------------------------------------------
  Fidelity VIP III Growth           10.000000        10.926972        9.27%       1,433,477         1997*
  Opportunities Portfolio-NQ
  -----------------------------------------------------------------------------------------------------------
  Morgan Stanley Universal          10.000000         9.805852       -1.94%         116,227         1997*
  Funds, Inc.-Emerging         ------------------------------------------------------------------------------
  Markets
  Debt Portfolio-Q
  ------------------------------------------------------------------------------------------------------------
  Morgan Stanley Universal         10.000000          9.805852       -1.94%         317,019         1997*
  Funds, Inc.-Emerging         ------------------------------------------------------------------------------
  Markets
  Debt Portfolio-NQ
  ------------------------------------------------------------------------------------------------------------
  NSAT-                            15.932775         21.128614       32.61%       3,473,388         1997
  Capital Appreciation         ------------------------------------------------------------------------------
  Fund-Q                           12.811228         15.932775       24.37%       1,424,586         1996
                               ------------------------------------------------------------------------------
                                   10.044095         12.811228       27.55%         217,088         1995
                               ------------------------------------------------------------------------------
                                   10.278752         10.044095       -2.28%         147,498         1994
                               ------------------------------------------------------------------------------
                                   10.000000         10.278752        2.79%            0            1993
  -----------------------------------------------------------------------------------------------------------
  NSAT-                            15.932775         21.128614       32.61%       4,537,489         1997
  Capital Appreciation         ------------------------------------------------------------------------------
  Fund-NQ                          12.811228         15.932775       24.37%       1,750,256         1996
                               ------------------------------------------------------------------------------
                                   10.044095         12.811228       27.55%         324,265         1995
                               ------------------------------------------------------------------------------
                                   10.278752         10.044095       -2.28%         182,857         1994
                               ------------------------------------------------------------------------------
                                   10.000000         10.278752        2.79%            0            1993
  -----------------------------------------------------------------------------------------------------------
  NSAT-Government                  11.423331         12.352251        8.13%       3,380,799         1997
  Bond Fund-Q                  ------------------------------------------------------------------------------
                                   11.196001         11.423331        2.03%       2,626,441         1996
                               ------------------------------------------------------------------------------
                                    9.562079         11.196001       17.09%       1,375,356         1995
                               ------------------------------------------------------------------------------
                                   10.021251          9.562079       -4.58%         592,092         1994
                               ------------------------------------------------------------------------------
                                   10.000000         10.021251        0.21%           0             1993
  -----------------------------------------------------------------------------------------------------------
  NSAT-Government                  11.423331         12.352251        8.13%       3,808,969         1997
  Bond Fund-NQ                 ------------------------------------------------------------------------------
                                   11.196001         11.423331        2.03%       3,145,104         1996
                               ------------------------------------------------------------------------------
                                   9.562079          11.196001       17.09%       1,845,640         1995
                               ------------------------------------------------------------------------------
                                   10.021251          9.562079       -4.58%         794,271         1994
                               ------------------------------------------------------------------------------
                                   10.000000         10.021251        0.21%           0             1993
  -----------------------------------------------------------------------------------------------------------
  NSAT-Money Market                11.072205         11.491365        3.79%      11,607,724         1997
  Fund-Q**                     ------------------------------------------------------------------------------
                                   10.683538         11.072205        3.64%      12,748,020         1996
                               ------------------------------------------------------------------------------
                                   10.254838         10.683538        4.18%       7,418,948         1995
                               ------------------------------------------------------------------------------
                                   10.011385         10.254838        2.43%       3,886,019         1994
                               ------------------------------------------------------------------------------
                                   10.000000         10.011385        0.11%           0             1993
  -----------------------------------------------------------------------------------------------------------
  NSAT-Money Market                11.072205         11.491365        3.79%      17,151,671         1997
  Fund-NQ**                    ------------------------------------------------------------------------------
                                   10.683538         11.072205        3.64%      18,836,301         1996
                               ------------------------------------------------------------------------------
                                   10.254838         10.683538        4.18%      11,573,455         1995
                               ------------------------------------------------------------------------------
                                   10.011385         10.254838        2.43%       7,565,949         1994
                               ------------------------------------------------------------------------------
                                   10.000000         10.011385        0.11%           0             1993
  -----------------------------------------------------------------------------------------------------------

                                   19 of 141

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.



   -----------------------------------------------------------------------------------------------------------
   NSAT-Nationwide Small            13.815158        15.985143        15.71%       4,030,537        1997
   Company Fund-Q               ------------------------------------------------------------------------------
                                    11.408018        13.815158        21.10%       2,079,253        1996
                                ------------------------------------------------------------------------------
                                    10.000000        11.408018        14.08%          61,355        1995
   -----------------------------------------------------------------------------------------------------------
   NSAT-Nationwide Small            13.815158        15.985143        15.71%       5,436,630        1997
   Company Fund-NQ              ------------------------------------------------------------------------------
                                    11.408018        13.815158        21.10%       3,209,131        1996
                                ------------------------------------------------------------------------------
                                    10.000000        11.408018        14.08%         274,709        1995
   -----------------------------------------------------------------------------------------------------------
   NSAT-Total                       15.378605        19.626064        27.62%       9,306,942        1997
   Return Fund-Q                ------------------------------------------------------------------------------
                                    12.801951        15.378605        20.13%       4,698,191        1996
                                ------------------------------------------------------------------------------
                                    10.057257        12.801951        27.29%       1,799,440        1995
                                ------------------------------------------------------------------------------
                                    10.091256        10.057257        -0.34%         441,098        1994
                                ------------------------------------------------------------------------------
                                    10.000000        10.091256         0.91%            0           1993
   -----------------------------------------------------------------------------------------------------------
   NSAT-Total                       15.378605        19.626064        27.62%      11,239,856        1997
   Return Fund-NQ               ------------------------------------------------------------------------------
                                    12.801951        15.378605        20.13%       6,080,735        1996
                                ------------------------------------------------------------------------------
                                    10.057257        12.801951        27.29%       2,431,303        1995
                                ------------------------------------------------------------------------------
                                    10.091256        10.057257        -0.34%         657,733        1994
                                ------------------------------------------------------------------------------
                                    10.000000        10.091256         0.91%            0           1993
   -----------------------------------------------------------------------------------------------------------
   Neuberger & Berman AMT-          13.220449        16.816500        27.20%       2,761,902        1997
   Growth Portfolio-Q           ------------------------------------------------------------------------------
                                    12.286164        13.220449         7.60%       1,819,563        1996
                                ------------------------------------------------------------------------------
                                     9.458916        12.286164        29.89%       1,628,798        1995
                                ------------------------------------------------------------------------------
                                    10.096549         9.458916        -6.32%         264,982        1994
                                ------------------------------------------------------------------------------
                                    10.000000        10.096549         0.97%            0           1993
   -----------------------------------------------------------------------------------------------------------
   Neuberger & Berman AMT-          13.220449        16.816500        27.20%       4,175,280        1997
   Growth Portfolio-NQ          ------------------------------------------------------------------------------
                                    12.286164        13.220449         7.60%       3,383,799        1996
                                ------------------------------------------------------------------------------
                                     9.458916        12.286164        29.89%       2,653,678        1995
                                ------------------------------------------------------------------------------
                                    10.096549         9.458916        -6.32%         616,908        1994
                                ------------------------------------------------------------------------------
                                    10.000000        10.096549         0.97%            0           1993
   -----------------------------------------------------------------------------------------------------------
   Neuberger & Berman AMT-          11.092313        11.674415         5.25%       2,638,749        1997
   Limited Maturity Bond        ------------------------------------------------------------------------------
   Portfolio-Q                      10.786223        11.092313         2.84%       2,722,579        1996
                                ------------------------------------------------------------------------------
                                     9.860649        10.786223         9.39%       2,080,555        1995
                                ------------------------------------------------------------------------------
                                    10.015749         9.860649        -1.55%       1,228,030        1994
                                ------------------------------------------------------------------------------
                                    10.000000        10.015749         0.16%            0           1993
   -----------------------------------------------------------------------------------------------------------
   Neuberger & Berman AMT-          11.092313        11.674415         5.25%       3,901,992        1997
   Limited Maturity Bond        ------------------------------------------------------------------------------
   Portfolio-NQ                     10.786223        11.092313         2.84%       4,876,119        1996
                                ------------------------------------------------------------------------------
                                     9.860649        10.786223         9.39%       3,264,440        1995
                                ------------------------------------------------------------------------------
                                    10.015749         9.860649        -1.55%       1,355,362        1994
                                ------------------------------------------------------------------------------
                                    10.000000        10.015749         0.16%            0           1993
   -----------------------------------------------------------------------------------------------------------
   Neuberger & Berman AMT-          17.213970        22.277405        29.41%       7,939,693        1997
   Partners Portfolio-Q         ------------------------------------------------------------------------------
                                    13.474969        17.213970        27.75%       3,997,138        1996
                                ------------------------------------------------------------------------------
                                    10.013591        13.474969        34.57%       1,257,295        1995
                                ------------------------------------------------------------------------------
                                    10.000000        10.013591         0.14%          33,992        1994
   -----------------------------------------------------------------------------------------------------------
   Neuberger & Berman AMT-          17.213970        22.277405        29.41%      11,091,380        1997
   Partners Portfolio-NQ        ------------------------------------------------------------------------------
                                    13.474969        17.213970        27.75%       5,741,323        1996
                                ------------------------------------------------------------------------------
                                    10.013591        13.474969        34.57%       1,579,425        1995
                                ------------------------------------------------------------------------------
                                    10.000000        10.013591         0.14%          89,689        1994
   -----------------------------------------------------------------------------------------------------------

                                   20 of 141

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.


                                                                                      NUMBER OF
                                                                                     UNITS AT THE
                           BEGINNING UNIT          ENDING UNIT    PERCENT CHANGE IN   END OF THE
         FUND                   VALUE                 VALUE          UNIT VALUE         PERIOD          YEAR
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      11.601791        12.497968           7.72%          5,296,817         1997
Funds-Oppenheimer Bond        ------------------------------------------------------------------------------------
Fund-Q                            11.228877        11.601791           3.32%          3,583,135         1996
                              ------------------------------------------------------------------------------------
                                   9.733460        11.228877          15.36%          1,725,638         1995
                              ------------------------------------------------------------------------------------
                                  10.066342         9.733460          -3.31%            438,846         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        10.066342           0.66%              0             1993
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      11.601791        12.497968           7.72%          6,726,718         1997
Funds-Oppenheimer Bond        ------------------------------------------------------------------------------------
Fund-NQ                           11.228877        11.601791           3.32%          4,341,063         1996
                              ------------------------------------------------------------------------------------
                                   9.733460        11.228877          15.36%          2,135,137         1995
                              ------------------------------------------------------------------------------------
                                  10.066342         9.733460          -3.31%            538,413         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        10.066342           0.66%              0             1993
------------------------------------------------------------------------------------------------------------------
Oppenheimer                       12.171005        14.691771          20.71%          6,984,145         1997
Variable Account              ------------------------------------------------------------------------------------
Funds-Oppenheimer                 10.479380        12.171005          16.14%          4.661,410         1996
Global Securities             ------------------------------------------------------------------------------------
Fund-Q                            10.394970        10.479380           0.81%          2,901,407         1995
                              ------------------------------------------------------------------------------------
                                  11.182167        10.394970          -7.04%          1,500,105         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        11.182167          11.82%              0             1993
------------------------------------------------------------------------------------------------------------------
Oppenheimer                       12.171005        14.691771          20.71%          9,087,704         1997
Variable Account              ------------------------------------------------------------------------------------
Funds-Oppenheimer                 10.479380        12.171005          16.14%          6,079,421         1996
Global Securities             ------------------------------------------------------------------------------------
Fund-NQ                           10.394970        10.479380           0.81%          3,528,736         1995
                              ------------------------------------------------------------------------------------
                                  11.182167        10.394970          -7.04%          2,319,507         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        11.182167          11.82%              0             1993
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      10.000000        10.422959           4.23%            291,665         1997*
Funds-Oppenheimer Growth      ------------------------------------------------------------------------------------
Fund-Q
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      10.000000        10.422959           4.23%            463,976         1997*
Funds-Oppenheimer Growth      ------------------------------------------------------------------------------------
Fund-NQ
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      13.395639        15.482895          15.58%          4,408,475         1997
Funds-Oppenheimer Multiple    ------------------------------------------------------------------------------------
Strategies Fund-Q                 11.763879        13.395639          13.87%          2,607,467         1996
                              ------------------------------------------------------------------------------------
                                   9.830640        11.763879          19.67%          1,296,727         1995
                              ------------------------------------------------------------------------------------
                                  10.167774         9.830640          -3.32%            567,718         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        10.167774           1.68%              0             1993
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      13.395639        15.482895          15.58%          5,254,667         1997
Funds-Oppenheimer Multiple    ------------------------------------------------------------------------------------
Strategies Fund-NQ                11.763879        13.395639          13.87%          3,408,601         1996
                              ------------------------------------------------------------------------------------
                                   9.830640        11.763879          19.67%          1,911,329         1995
                              ------------------------------------------------------------------------------------
                                  10.167774         9.830640          -3.32%            737,041         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        10.167774           1.68%              0             1993
------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,       15.477893        19.146013          23.70%          5,827,943         1997
Inc.-Q                        ------------------------------------------------------------------------------------
                                  13.287288        15.477893          16.49%          5,059,293         1996
                              ------------------------------------------------------------------------------------
                                  10.710138        13.287288          24.06%          3,116,534         1995
                              ------------------------------------------------------------------------------------
                                  10.484543        10.710138           2.15%          1,448,992         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        10.484543           4.85%              0             1993
------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,       15.477893        19.146013          23.70%          8,020,904         1997
Inc.-NQ                       ------------------------------------------------------------------------------------
                                  13.287288        15.477893          16.49%          6,638,439         1996
                              ------------------------------------------------------------------------------------
                                  10.710138        13.287288          24.06%          4,296,074         1995
                              ------------------------------------------------------------------------------------
                                  10.484543        10.710138           2.15%          2,121,641         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        10.484543           4.85%              0             1993
------------------------------------------------------------------------------------------------------------------
Strong Variable                   13.350547        14.662845           9.83%          2,014,470         1997
Insurance Funds, Inc.-        ------------------------------------------------------------------------------------
Discovery Fund II, Inc.-Q         13.432714        13.350547          -0.61%          2,193,936         1996
                              ------------------------------------------------------------------------------------
                                  10.071698        13.432714          33.37%          1,701,819         1995
                              ------------------------------------------------------------------------------------
                                  10.796000        10.071698          -6.71%            521,530         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        10.796000           7.96%              0             1993
------------------------------------------------------------------------------------------------------------------
Strong Variable                   13.350547        14.662845           9.83%          3,067,461         1997
Insurance Funds, Inc.-        ------------------------------------------------------------------------------------
Discovery Fund II, Inc.-NQ        13.432714        13.350547          -0.61%          3,358,454         1996
                              ------------------------------------------------------------------------------------
                                  10.071698        13.432714          33.37%          2,670,161         1995
                              ------------------------------------------------------------------------------------
                                  10.796000        10.071698          -6.71%            904,088         1994
                              ------------------------------------------------------------------------------------
                                  10.000000        10.796000           7.96%              0             1993
------------------------------------------------------------------------------------------------------------------

                                   21 of 141

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.



                                                                  PERCENT           NUMBER OF
                            BEGINNING UNIT      ENDING UNIT      CHANGE IN        UNITS AT THE
          FUND                 VALUE               VALUE         UNIT VALUE     END OF THE PERIOD     YEAR
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance      11.127252          9.488178         -14.73%         11,758,187         1997
Funds, Inc.- International -------------------------------------------------------------------------------------
Stock Fund II-Q                10.224570         11.127252           8.83%          1,170,883         1996
                           -------------------------------------------------------------------------------------
                               10.000000         10.224570           2.25%             25,615         1995
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance      11.127252          9.488178         -14.73%         15,775,187         1997
Funds, Inc.- International -------------------------------------------------------------------------------------
Stock Fund II-NQ               10.224570         11.127252           8.83%          1,645,592         1996
                           -------------------------------------------------------------------------------------
                               10.000000         10.224570           2.25%             53,080         1995
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide              11.597396         11.708039           0.95%          1,224,872         1997
Insurance Trust -          -------------------------------------------------------------------------------------
Worldwide Bond                 11.473340         11.597396           1.08%          1,142,334         1996
Fund-Q                     -------------------------------------------------------------------------------------
                                9.919400         11.473340          15.67%            688,208         1995
                           -------------------------------------------------------------------------------------
                               10.194477          9.919400          -2.70%            237,637         1994
                           -------------------------------------------------------------------------------------
                               10.000000         10.194477           1.94%               0            1993
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide              11.597396         11.708039           0.95%          1,881,869         1997
Insurance Trust-           -------------------------------------------------------------------------------------
Worldwide Bond                 11.473340         11.597396           1.08%          1.639,285         1996
Fund-NQ                    -------------------------------------------------------------------------------------
                                9.919400         11.473340          15.67%            986,151         1995
                           -------------------------------------------------------------------------------------
                               10.194477          9.919400          -2.70%            473,752         1994
                           -------------------------------------------------------------------------------------
                               10.000000         10.194477           1.94%               0            1993
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide              10.077608          8.783348         -12.84%          1,951,581         1997
Insurance Trust-Worldwide  -------------------------------------------------------------------------------------
Emerging Markets Fund-Q        10.000000         10.077608           0.78%            343,730         1996*
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide              10.077608          8.783348         -12.84%          2,439,264         1997
Insurance Trust-Worldwide  -------------------------------------------------------------------------------------
Emerging Markets Fund-NQ       10.000000         10.077608           0.78%            353,687         1996*
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide              13.331794         12.924490          -3.06%          1,258,548         1997
Insurance Trust-           -------------------------------------------------------------------------------------
Worldwide Hard Assets          11.453100         13.331794          16.40%          1,203,366         1996
Fund-Q                     -------------------------------------------------------------------------------------
                               10.464922         11.453100           9.44%            720,611         1995
                           -------------------------------------------------------------------------------------
                               11.147499         10.464922          -6.12%            416,949         1994
                           -------------------------------------------------------------------------------------
                               10.000000         11.147499          11.47%               0            1993
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide              13.331794         12.924490          -3.06%          2,082,493         1997
Insurance Trust-           -------------------------------------------------------------------------------------
Worldwide Hard Assets          11.453100         13.331794          16.40%          1,997,123         1996
Fund-NQ                    -------------------------------------------------------------------------------------
                               10.464922         11.453100           9.44%          1,314,047         1995
                           -------------------------------------------------------------------------------------
                               11.147499         10.464922          -6.12%            771,280         1994
                           -------------------------------------------------------------------------------------
                               10.000000         11.147499          11.47%               0            1993
----------------------------------------------------------------------------------------------------------------
Van Kampen American            14.908696         17.856659          19.77%          3,169,047         1997
Capital Life Investment    -------------------------------------------------------------------------------------
Trust-Morgan Stanley Real      10.759998         14.908696          38.56%          1,646,291         1996
Estate Securities          -------------------------------------------------------------------------------------
Portfolio-Q                    10.000000         10.759998           7.60%             69,755         1995
----------------------------------------------------------------------------------------------------------------
Van Kampen American            14.908696         17.856659          19.77%          4,254,738         1997
Capital Life Investment    -------------------------------------------------------------------------------------
Trust-Morgan Stanley Real      10.759998         14.908696          38.56%          2,361,457         1996
Estate Securities          -------------------------------------------------------------------------------------
Portfolio-NQ                   10.000000         10.759998           7.60%            131,252         1995
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-          11.554772         11.135857          -3.63%          5,873,960         1997
International Equity       -------------------------------------------------------------------------------------
Portfolio-Q                    10.655759         11.554772           8.44%          4,575,313         1996
                           -------------------------------------------------------------------------------------
                               10.000000         10.655759           6.56%            707,567         1995
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-          11.554772         11.135857          -3.63%          8,729,469         1997
International Equity       -------------------------------------------------------------------------------------
Portfolio-NQ                   10.655759         11.554772           8.44%          7,026,060         1996
                           -------------------------------------------------------------------------------------
                               10.000000         10.655759           6.56%          1,351,263         1995
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-          10.163549         11.357831          11.75%            267,447         1997
Post-Venture Capital       -------------------------------------------------------------------------------------
Portfolio-Q                    10.000000         10.163549           1.64%            258,812         1996*
----------------------------------------------------------------------------------------------------------------

                                   22 of 141

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-           10.163549       11.357831       11.75%         313,129         1997
Post-Venture Capital         ----------------------------------------------------------------------------
Portfolio-NQ                    10.000000       10.163549        1.64%         266,629         1996*
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-           13.952718       15.910364       14.03%       4,888,419         1997
Small Company Growth         ----------------------------------------------------------------------------
Portfolio-Q                     12.423899       13.952718       12.31%       3,578,020         1996
                             ----------------------------------------------------------------------------
                                10.000000       12.423899       24.24%         972,182         1995
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-           13.952718       15.910364       14.03%       7,458,638         1997
Small Company Growth         ----------------------------------------------------------------------------
Portfolio-NQ                    12.423899       13.952718       12.31%       5,095,747         1996
                             ----------------------------------------------------------------------------
                                10.000000       12.423899       24.24%       1,536,271         1995
---------------------------------------------------------------------------------------------------------

* The Dreyfus Variable Investment Fund - Capital Appreciation Portfolio, Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio, Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio, and Oppenheimer Variable Account Funds - Oppenheimer Growth Fund were added July 14, 1997. Consequently, the Condensed Financial Information reflects the Accumulation Unit values for the Accumulation Units outstanding for the period from July 14, 1997 to December 31, 1997. The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Post-Venture Capital Portfolio were added December 23, 1996. Consequently, the Condensed Financial Information reflects the Accumulation Unit values for the Accumulation Units outstanding for the period from December 23, 1996 to December 31, 1996.

**  The 7-day yield on the Money Market Fund as of December 31, 1997 was
    3.94%.



The American Century Variable Portfolios, Inc. - American Century VP Income & Growth, NSAT - Nationwide Small Cap Value Fund, and Neuberger & Berman AMT - Guardian Portfolio were added to the Variable Account on May 1, 1998. Consequently, no Condensed Financial Information is available.

                                   23 of 141

                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.



                              THE VARIABLE ACCOUNT


The Variable Account was established by the Company on October 7, 1981 pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.


The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.


Purchase Payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under IRAs, Roth IRAs and Tax Sheltered Annuities and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.



UNDERLYING MUTUAL FUND OPTIONS


A Contract Owner may choose from among a number of different Underlying Mutual Fund options. See Appendix B which contains a summary of investment objectives for each Underlying Mutual Fund. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O. Box 16609, Columbus,
Ohio 43216-6609.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including: a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners

                                   24 of 141
and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.


VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts.


In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.


Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES


If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for underlying mutual fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.

                                 GTO ALLOCATIONS

GTOs are separate investment options under the Contract. GTOs provide a guaranteed rate of interest over four different maturity durations of three (3), five (5), seven (7) or ten (10) years. A guaranteed interest rate, determined and declared by the Company for any maturity duration selected, will be credited unless a Distribution from the GTO occurs for any reason. If a Distribution occurs, the proceeds will be subject to a MVA, resulting in either an upward or downward adjustment in the value of the distributed proceeds, depending on interest rate fluctuations. No MVA will be applied if GTO allocations are held to maturity. Because every guaranteed term will end on the final day of a calendar quarter, the guaranteed term may last for up to 3 months beyond the 3, 5, 7 or 10 year anniversary of the allocation to the GTO.

The minimum amount of any allocation made to a GTO must be at least $1,000. Allocations to the GTOs are not subject to Variable Account Charges.

The MVA will reduce the value of distributed proceeds when prevailing interest rates are higher than the GTO rate in effect for the maturity duration elected. Conversely, when prevailing rates are lower than the GTO rate in effect, distribution proceeds will increase in value. The effect of a MVA should be carefully considered prior to surrender or transfer of allocations from a GTO.


GTOs are available only during the accumulation phase of a Contract and are not available as investment options during the Annuitization phase of a Contract. In addition, GTOs are not available for use in conjunction with Asset Rebalancing, Dollar Cost Averaging or Systematic Withdrawals.


A prospectus describing the GTOs must be read with this prospectus in the same manner that prospectuses for Underlying Mutual Fund options must be read with this prospectus. A prospectus for the GTOs may be obtained without charge by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O. Box 16609, Columbus,
Ohio 43216-6609. GTOs MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.

                                   25 of 141

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

EXPENSES OF VARIABLE ACCOUNT

The Variable Account is responsible for the following types of expenses: (1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.


All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account or to the GTOs are subject to CDSC and premium tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account; e.g. the Mortality Risk Charge, the Expense Risk Charge and the Administration Charge.


MORTALITY RISK CHARGE


The Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Mortality Risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population.



EXPENSE RISK CHARGE


The Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net assets of the Variable Account. The Company will not increase charges for administration of the Contracts regardless of its actual expenses.


ADMINISTRATION CHARGE


The Company deducts an Administration Charge equal on an annual basis to 0.15% of the daily net assets of the Variable Account. The Administration Charge is designed only to reimburse the Company for administrative expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for a sales charges is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions deduct a CDSC (see "Waiver of CDSC"). The CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request. The CDSC, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 7% of Purchase Payments.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Purchase Payments that are surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

                                   26 of 141

The CDSC applies to Purchase Payments as follows:

NUMBER OF COMPLETED                             NUMBER OF COMPLETED
 YEARS FROM DATE OF              CDSC           YEARS FROM DATE OF       CDSC
  PURCHASE PAYMENT            PERCENTAGE         PURCHASE PAYMENT     PERCENTAGE

         0                        7%                     4                3%
         1                        6%                     5                2%
         2                        5%                     6                1%
         3                        4%                     7                0%

WAIVER OF CDSC

Each Contract Year, the Contract Owner may withdraw, without a CDSC the greater of:


     (a) an amount equal to 10% of the total of all Purchase Payments; or

     (b) any amount withdrawn to meet minimum Distribution requirements under the Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

     (1) upon the Annuitization of Contracts which have been in force for at least two years;

     (2) upon payment of a Death Benefit pursuant to the death of the Annuitant; or

     (3) from any values which have been held under a Contract for at least 84 months.


No CDSC applies upon the transfer of values among the Sub-Accounts or between or among the GTO's, the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such exchange, the Company may waive the CDSC on the first Contract. A CDSC may apply to the contract received in the exchange



When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a CDSC, will be the larger of (a) or (b), where:


     (a) is the amount which would otherwise be available for withdrawal without application of a CDSC; and where

     (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments) and the Contract Value at the close of the day prior to the date of the withdrawal.


For Tax Sheltered Annuity Contracts issued prior to February 20, 1996, or issued in state jurisdictions prior to the approval by insurance regulatory authorities of applicable contract forms, the Company will waive the CDSC when:


     A. the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code Section 401(k));

     B.  the Plan Participant becomes disabled (within the meaning of Code
         Section 72(m)(7));

     C. the Plan Participant attains age 59-1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date immediately preceding the Distribution;

     D. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date immediately preceding the Distribution;

     E.  the Plan Participant dies; or

     F. the Contract is annuitized after 2 years from the inception of the Contract.

                                   27 of 141

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59-1/2 (see "Non-Qualified Contracts-Natural Persons as Contract Owners").

In no event will elimination of CDSC be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.


PREMIUM TAXES


The Company will charge against the Contract Value any premium taxes levied by a state or any other government entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.


                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT


The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well those set forth in the Contract.


ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE


Purchase Payments are allocated to the Fixed Account, GTOs, or to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

The initial first year Purchase Payment for Contracts issued as Non-Qualified Contracts, IRAs or Tax Sheltered Annuities must be at least $15,000 and subsequent Purchase Payments, if any, must be at least $1,000. In addition, any amounts allocated to the GTO(s) must be at least $1,000. Please refer to the prospectus for the GTO(s) for additional details regarding Purchase Payments made to the GTO(s). For Investment Only Contracts, the initial Purchase Payment must be at least $100,000 and subsequent Purchase Payments, if any, at least $15,000. Subsequent Purchase Payments for any type of Contract described in this prospectus are not permitted for Contracts issued in the states of New York, Oregon and Washington, and may not be permitted in other states under certain circumstances. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an order to purchase. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the order to purchase is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving and Christmas.


VALUE OF AN ACCUMULATION UNIT


The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a

                                   28 of 141
result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.


NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

       (a)  is the net of:

            (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

            (2) the per share amount of any dividend or capital gain
                Distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

       (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.


       (c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge. Such factor is equal to an annual rate of 1.40% of the daily net assets of the Variable Account.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.


DETERMINING THE CONTRACT VALUE


The Contract Value is the sum of the value of all Accumulation Units, amounts allocated and credited to the Fixed Account, and amounts allocated and credited to a GTO which may be subject to a Market Value Adjustment. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units and an appropriate amount from the Fixed Account and the GTO's will be deducted in the same proportion that the Contract Owner's interest in each of the Sub-Accounts, the Fixed Account and the GTO's bears to the total Contract Value.


RIGHT TO REVOKE


The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges.
All IRA and Roth IRA refunds will be return of Purchase Payments.


The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS


The Contract Owner may request a transfer of up to 100% of the combined value of any GTO allocation and the Variable Account value to the Fixed Account, without penalty or adjustment. Transfers from a GTO prior to maturity are subject to a Market Value Adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 10% of the combined value of any GTO allocation and the Variable Account Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final

                                   29 of 141
day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or Purchase Payments into the Fixed Account if the Fixed Account is greater than or equal to 30% of the total Contract Value. Once the Contract has been Annuitized, transfers may only be made on each anniversary of the Annuitization Date.

The Contract Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account or to a GTO. The amount that may be transferred from the Fixed Account to the Variable Account or to a GTO will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account (but not to GTOs) under the terms of that agreement.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.


Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept:

    (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or

    (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time.

The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

                                   30 of 141

CONTRACT OWNERSHIP


Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner.


JOINT OWNERSHIP


Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.


CONTINGENT OWNERSHIP


The Contingent Owner is the person who may receive certain benefits under the Contract if a Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest in the Contract will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date, the Contingent Owner will not have any rights in the Contract unless the Contingent Owner is also the Beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of the change.


BENEFICIARY


The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

                                   31 of 141

SURRENDER (REDEMPTION)


Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.



The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account and GTOs to equal the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and an amount from the Fixed Account and GTOs. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account and GTOs will be in the same proportion that the Contract Owner's interest in the Sub-Accounts, Fixed Account and GTOs bears to the total Contract Value.



The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when:

     (1) the New York Stock Exchange ("Exchange") is closed;

     (2) trading on the Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account net assets; or

     (4) the SEC, by order, permits such suspension or postponement for the protection of security holders.

The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.

The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares.


SURRENDERS UNDER A TAX SHELTERED ANNUITY CONTRACT


Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)(C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:


       1. when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B. The surrender limitations described in A above also apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

                                   32 of 141

C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Tax Sheltered Annuity.


A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.


LOAN PRIVILEGE


Prior to the Annuitization Date, the Contract Owner of a Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.

Loans from Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from the collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the asset in each option until the required balance is reached or all such Accumulation Units are exhausted. Any additional requested collateral will next be transferred from the Fixed Account. Any remaining required collateral will be transferred from the GTO which may be subject to Market Value Adjustment. No withdrawal charges are deducted at the time of the loan, or on any transfers to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated among the Sub-Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis. No loan repayments less than $1,000 are permitted into the GTOs. If the proportional share of the loan repayment to the GTOs is less than $1,000, that portion of the loan repayment will be allocated to the NSAT-Money Market Fund, unless the Contract Owner directs the loan repayments to be directed to the Fixed Account or another available investment option under the Variable Account.

Amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

     (1) the Contract is surrendered;

     (2) the Contract Owner/Annuitant dies; or

     (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

                                   33 of 141

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Tax Sheltered Annuity Plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's terms or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

IRAs, Roth IRAs and Non-Qualified Contracts are not eligible for loans.


ASSIGNMENT


The Contract Owner of a Non-Qualified Contract may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of Contract Value which is pledged or assigned will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

                             CONTRACT OWNER SERVICES

ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur on the first business day after that day. Asset Rebalancing requests must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Tax Sheltered Annuity Plan.

Asset Rebalancing is not available for assets held in the GTO(s). Amounts transferred from the GTO prior to the expiration of a specified term are subject to the Market Value Adjustment.

                                   34 of 141

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Money Market Fund, Neuberger & Berman AMT-Limited Maturity Bond Portfolio or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the program is requested. Transfers will be processed until either the value in the originating Sub-Account(s) or the Fixed Account is exhausted or the Contract Owner instructs the Home Office in writing to cancel the transfers.

Dollar Cost Averaging transfers may not be directed to GTOs.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Unless otherwise instructed, the withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. Systematic Withdrawals are not available from the GTOs. A CDSC may apply (see "Contingent Deferred Sales Charge"). Unless directed otherwise by the Contract Owner, the Company will withhold federal income taxes. In addition, a 10% penalty tax may be assessed by the IRS if the Contract Owner is under age 59-1/2, unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing

If the Contract Owner withdraws amounts pursuant to a Systematic Withdrawal program, then the Contract Owner may withdraw each Contract Year without a CDSC an amount up to the greatest of: (1) 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal; (2) an amount withdrawn in order to meet minimum Distribution requirements; or (3) the specified percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:


 Contract Owner's                                Percentage of
       Age                                      Contract Value
 ----------------                               --------------
   Under Age 59 1/2                                   5%
Age 59-1/2 through Age 61                             7%
 Age 62 through Age 64                                8%
 Age 65 through Age 74                               10%
   Age 75 and Over                                   13%


If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of Purchase Payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.


The Contract Value and the Contract Owner's age for purposes of applying the CDSC-free withdrawal percentage described in this provision are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Home Office. (In the case of Joint Owners, the older Contract Owner's age will be used.) Furthermore, this CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.



The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").

                                   35 of 141

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE


An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of Tax Sheltered Annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

     (1) an Annuity Payout Option; and

     (2) either a Fixed Payment Annuity, Variable Payment Annuity, or an available combination.

If a Variable Payment Annuity is elected, all amounts in the Fixed Account must be transferred to the Sub-Accounts prior to the Annuitization Date.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest

                                   36 of 141
factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS


Payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $5,000, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an annuity option less frequently than annually.


ANNUITY PAYMENT OPTIONS


The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:

     (1) Life Annuity-An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON.

     (2) Joint and Last Survivor Annuity-An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Contract Owner at the time the Annuity Payment Option was elected.

     Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives the notice of the Annuitant's death.

Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.

For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. IRAs and Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract or Code.


DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the "Required Distributions for Non-Qualified Contracts" provision.


DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last

                                   37 of 141
surviving Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.


The Beneficiary may elect to receive the Death Benefit:

     (1) in a lump sum Distribution;

     (2) as an annuity payout; or

     (3) any Distribution permitted by law and approved by the Company.

An election must be received by the Company within 60 days of the Annuitant's death. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.


DEATH OF CONTRACT OWNER/ANNUITANT


If any Contract Owner and Annuitant are the same, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provisions.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.


DEATH BENEFIT PAYMENT


For Contracts issued on or after May 1, 1998 or the date on which state insurance authorities approve applicable Contract modifications, if the Annuitant dies prior to his or her 86th birthday, the dollar amount of the Death Benefit will be the greatest of:

     (1) the Contract Value;

     (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered; or

     (3) the Contract Value as of the most recent five year Contract Anniversary, less an adjustment for amounts surrendered since that five year Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

For Contracts issued prior to May 1, 1998 or the date prior to approval of applicable Contract modifications by state insurance authorities, if the Annuitant dies prior to his or her 86th birthday, the dollar amount of the Death Benefit will be the greatest of:

     (1) the Contract Value;

     (2) the sum of all Purchase Payments, less amounts surrendered; or

     (3) the Contract Value as of the most recent five year Contract Anniversary, less amounts surrendered since that five year Contract Anniversary.

If the Annuitant dies on or after his or her 86th birthday and prior to Annuitization, the Death Benefit will equal the Contract Value.

The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

     (1) proper proof of the Annuitant's death;

     (2) an election specifying the Distribution method; and

     (3) any state required form(s).


If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected Annuity Payment Option.

                                   38 of 141

REQUIRED DISTRIBUTION FOR NON-QUALIFIED CONTRACTS


Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner on the Annuitization Date) certain distributions for Non-Qualified Contracts, are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions will be made in accordance with such requirements:

       1. If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

       2. If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

           (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

            (b) if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse may elect to become the Contract Owner in lieu of receiving a Death Benefit, and any distributions required under these distribution rules will be made upon the death of the spouse.


In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:


           (a) the death of the Annuitant will be treated as the death of any Contract Owner;

           (b) any change of the Annuitant will be treated as the death of any Contract Owner; and

           (c) in either case the appropriate distribution required under these distribution rules will be made upon the death or change, as the case may be. The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.



These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of
Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with the above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.


REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES


Amounts in a Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

         (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

         (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected annuity Payment Option.


No Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.


If the Annuitant's entire interest in a Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in
(a) or (b) above, such payments will commence on the required beginning date, which is the later of:

                                   39 of 141

         (a) the first day of April following the calendar year in which the Annuitant attains age 70-1/2; or

         (b) when the Annuitant retires.

However, provision (b) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70-1/2.

If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:


       (a) the Annuitant names his or her surviving spouse as the Beneficiary and the spouse elects to receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70-1/2; or

       (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, the Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the Beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

If the amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS

Distributions from an IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70-1/2. Distribution may be payable in a lump sum or in substantially equal payments over:

    (a) the Contract Owner's life or the lives of the Contract Owner and his or her spouse or designated beneficiary; or

    (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

       (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

             (i) treat the annuity as an IRA established for his or her benefit; or

             (ii) receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70-1/2; or

         (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

                                   40 of 141

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Account or IRA of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The owner of an IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

       (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

               (i) treat the annuity as a Roth IRA established for his or her benefit; or

               (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70-1/2; or

       (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").


                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.


Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract divided by the number of

                                   41 of 141
anticipated payments, as determined pursuant to Section 72(d) of the Code, until the full investment in the Contract is recovered; thereafter, all Distributions are fully taxable.

Distributions from IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all the Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The owner of such IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs and Individual Retirement Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59 1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner; (iii) it is attributable to the Contract Owner's disability; or
(iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for federal estate tax purposes.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal adviser should be consulted.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the

                                   42 of 141

Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59-1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability, or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.


In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Contract Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Contract Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of a Contract Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS


The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.

As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under

                                   43 of 141
the Code; in particular, they are not treated as annuity contracts for purposes of Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather the income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.


The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a Contract that is:

     (a) acquired by the estate of a decedent by reason of the death of the decedent;

     (b) issued in connection with certain qualified retirement plans and individual retirement plans;

     (c) used in connection with certain structured settlements;

     (d) purchased by an employer upon the termination of certain qualified retirement plans; or

     (e) an immediate annuity.


IRAs AND TAX SHELTERED ANNUITIES

Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from and Tax Sheltered Annuities should seek competent advice; the terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code, as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, IRA, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:


  (a) one of a series of substantially equal annual (or more frequent) payments made:

    (i)   over the life (or life expectancy) of the Contract Owner;

    (ii) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or

    (iii) for a specified period of ten years or more; or

  (b)     a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.


Individual Retirement Accounts and IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the Individual Retirement Account or IRA did not qualify for the desired tax treatment.

ROTH IRAS

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

                                   44 of 141

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the income from rollover is included in income ratably over the four year period commencing in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may be subject to an additional 10% penalty.


WITHHOLDING


The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect Taxpayer Identification Number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate which is presently 31% and which cannot be waived by the Contract Owner or other payee.


NON-RESIDENT ALIENS


Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For Distributions the NRA must obtain an Individual Taxpayer Identification Number from the IRS, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.


A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES


A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes, even if all or a portion of the value is also subject to federal income taxes.


The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:


     (a) an individual who is two or more generations younger than the Contract Owner; or

     (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal

                                   45 of 141
gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation-skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the IRS.

Federal estate, gift and generation-skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit, or other payment.


CHARGE FOR TAX


The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.


DIVERSIFICATION


The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Contract Owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.


TAX CHANGES

The Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals, may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein) may affect the tax consequences of the Contract.


The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.


Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations and policies.

                                   46 of 141

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES


Contract Owner inquiries may be directed to the Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.


STATEMENTS AND REPORTS


The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a dollar cost averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.


ADVERTISING


A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


The Company may also from time to time advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or

                                   47 of 141
claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $25,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. Contract Value at redemption may be more or less than the original cost.

                                    48 of 141

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                          NON-STANDARDIZED TOTAL RETURN


--------------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     10 Years To        Date Fund
        SUB-ACCOUNT OPTIONS             12/31/97         12/31/97      12/31/97 or        Effective
                                                                       Life of Fund
--------------------------------------------------------------------------------------------------------
American Century Variable                 14.19%            9.71%            9.50%         05-01-91
Portfolios, Inc.-American Century
VP Balanced
--------------------------------------------------------------------------------------------------------
American Century Variable                 -4.61%            4.28%            7.17%         11-20-87
Portfolios, Inc.-American Century
VP Capital Appreciation
--------------------------------------------------------------------------------------------------------
American Century Variable                 16.97%            N/A              9.05%         05-01-94
Portfolios, Inc.-American Century
VP International
--------------------------------------------------------------------------------------------------------
American Century Variable                 24.32%            N/A             21.47%         05-01-96
Portfolios, Inc.-American Century
VP Value
--------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.            31.10%           18.03%           14.24%         09-29-89
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment               26.29%            N/A             18.22%         04-05-93
Fund-Capital Appreciation Portfolio
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment               14.58%            N/A             22.34%         05-02-94
Fund-Growth & Income Portfolio
--------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible          26.64%            N/A             19.82%         10-06-93
Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio      26.32%           18.46%           15.12%         10-09-86
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio             21.75%           16.36%           15.57%         10-09-86
--------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio        16.02%           12.35%           11.24%         09-19-85
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio            9.99%           12.51%            8.09%         01-28-87
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager             18.96%           11.37%           11.17%         09-06-89
Portfolio
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio      22.40%            N/A             26.40%         01-03-95
--------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth                   28.15%            N/A             25.09%         01-03-95
Opportunities Portfolio
--------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Fund,             N/A              N/A               N/A          06-16-97
Inc.-Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund            32.61%           17.31%           15.94%         04-15-92
--------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                  8.13%            5.89%            7.74%         11-08-82
--------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                     3.79%            3.06%            4.14%         11-10-81
--------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Company Fund        15.71%            N/A             23.88%         10-23-95
--------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                    27.62%           16.30%           14.02%         11-08-82
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                   27.20%           11.89%           13.28%         09-10-84
Growth Portfolio
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                    5.25%            4.15%            5.58%         09-10-84
Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------------------------------

                                   49 of 141

                          NON-STANDARDIZED TOTAL RETURN

--------------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     10 Years To        Date Fund
        SUB-ACCOUNT OPTIONS             12/31/97         12/31/97      12/31/97 or        Effective
                                                                       Life of Fund
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                  29.41%            N/A              22.46%         03-22-94
Partners Portfolio
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-       7.72%           6.72%              7.98%         04-30-85
Oppenheimer Bond Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      20.71%          17.16%             10.70%         11-12-90
Oppenheimer Global Securities Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      24.94%          16.97%             15.06%         04-03-85
Oppenheimer Growth Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      15.58%          11.73%             11.17%         02-09-87
Oppenheimer Multiple Strategies Fund
--------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.         23.70%          17.65%             18.39%         05-08-92
--------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,          9.83%          10.32%             10.56%         05-08-92
Inc.-Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,        -14.73%            N/A              -2.23%         10-20-95
Inc.-International Stock II
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-        0.95%           4.07%              4.68%         09-01-89
Worldwide Bond Fund
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-      -12.84%            N/A               3.85%         12-27-95
Worldwide Emerging Markets Fund
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-       -3.12%          13.50%              5.50%         09-01-89
Worldwide Hard Assets Fund
--------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life         19.77%            N/A              26.14%         07-03-95
Investment Trust-Morgan Stanley
Real Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International       -3.63%            N/A               4.39%         06-30-95
Equity Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-                    11.75%            N/A               7.03%         09-30-96
Post-Venture Capital Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company       14.03%            N/A              20.37%         06-30-95
Growth Portfolio
--------------------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/97.

                                   50 of 141

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------------------
                                 1 Year To     5 Years To     10 Years or Date      Date Fund Added to
     SUB-ACCOUNT OPTIONS          12/31/97      12/31/97      Fund Available in      Variable Account
                                                              Variable Account
                                                                 To 12/31/97
----------------------------------------------------------------------------------------------------------
American Century Variable          8.79%          9.46%            7.25%                 05-01-92
Portfolios, Inc.-American
Century VP Balanced
----------------------------------------------------------------------------------------------------------
American Century Variable         -9.74%          3.97%            7.17%                 12-01-87
Portfolios, Inc.-American
Century VP Capital
Appreciation
----------------------------------------------------------------------------------------------------------
American Century Variable         11.57%           N/A             8.81%                 08-01-94
Portfolios, Inc.-American
Century VP International
----------------------------------------------------------------------------------------------------------
American Century Variable         18.92%           N/A            20.22%                 12-23-96
Portfolios, Inc.-American
Century VP Value
----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.    25.70%           N/A            19.18%                 09-20-93
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment         N/A            N/A            -2.93%                 07-14-97
Fund-Capital Appreciation
Portfolio
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment        9.18%           N/A             8.84%                 12-23-96
Fund-Growth & Income
Portfolio
----------------------------------------------------------------------------------------------------------
The Dreyfus Socially              21.24%           N/A            17.87%                 10-01-93
Responsible Growth Fund, Inc.
----------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income        20.92%         18.28%           15.12%                 05-01-87
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio     16.35%         16.16%           15.57%                 12-01-87
----------------------------------------------------------------------------------------------------------
Fidelity VIP High Income          10.62%         12.12%           11.24%                 05-01-87
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas              4.59%         12.28%            8.09%                 05-01-87
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager     13.56%         11.14%            4.85%                 09-01-89
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund        17.00%           N/A            19.95%                 07-03-95
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             N/A            N/A            13.98%                 07-14-97
Opportunities Portfolio
----------------------------------------------------------------------------------------------------------
Morgan Stanley Universal            N/A            N/A           -10.84%                 07-14-97
Fund, Inc.-Emerging Markets
Debt Portfolio
----------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation         27.21%         17.12%           13.94%                 05-01-92
Fund
----------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund          2.73%          5.60%            7.74%                 11-15-82
----------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund            -1.61%          2.74%            4.14%                 02-25-82
----------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small             10.31%           N/A            22.28%                 10-23-95
Company Fund
----------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund            22.22%         16.10%           14.02%                 11-15-82
----------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-           21.80%         11.66%           13.28%                 12-01-87
Growth Portfolio
----------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-           -0.15%          3.84%            5.58%                 12-01-87
Limited Maturity Bond
Portfolio
----------------------------------------------------------------------------------------------------------

                                   51 of 141

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------------------------
                                 1 Year To    5 Years To    10 Years or Date      Date Fund Added to
     SUB-ACCOUNT OPTIONS         12/31/97      12/31/97    Fund Available in       Variable Account
                                                            Variable Account
                                                              To 12/31/97
---------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-           24.01%         N/A            25.82%                 08-01-94
Partners Portfolio
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       2.32%        6.44%            2.71%                 09-01-89
Funds-Oppenheimer Bond Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      15.31%         N/A             9.00%                 10-01-93
Funds-Oppenheimer Global
Securities Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account        N/A          N/A             2.31%                 07-14-97
Funds-Oppenheimer Growth Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      10.18%       11.50%            5.39%                 09-01-89
Funds-Oppenheimer Multiple
Strategies Fund
---------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,       18.30%       17.46%           12.00%                 05-08-92
Inc.
---------------------------------------------------------------------------------------------------------
Strong Variable Insurance          4.43%       10.08%            6.78%                 05-08-92
Funds, Inc.-Discovery Fund
II, Inc.
---------------------------------------------------------------------------------------------------------
Strong Variable Insurance        -19.25%         N/A            -4.39%                 10-23-95
Funds, Inc.-International
Stock II
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance       -4.45%        3.76%            1.91%                 09-01-89
Trust-Worldwide Bond Fund
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      -17.47%         N/A           -16.52%                 12-23-96
Trust-Worldwide Emerging
Markets Fund
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance       -8.33%       13.29%            3.12%                 09-01-89
Trust-Worldwide Hard Assets
Fund
---------------------------------------------------------------------------------------------------------
Van Kampen American Capital       14.37%         N/A            24.85%                 07-03-95
Life Investment Trust-Morgan
Stanley Real Estate
Securities Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-             -8.81%         N/A             2.69%                 07-03-95
International Equity Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-              6.35%         N/A             8.00%                 12-23-96
Post-Venture Capital Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small         8.63%         N/A            19.06%                 07-03-95
Company Growth Portfolio
---------------------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/97.


                           YEAR 2000 COMPLIANCE ISSUES


The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and

                                   52 of 141
replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

                                   53 of 141

                                   APPENDIX A

                                  FIXED ACCOUNT


Purchase Payments under the Fixed Account of the Contract and transfers to the Fixed Account become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the "1933 Act" nor is the general account registered as an investment company under the "1940 Act." Accordingly, neither the general account nor any interest therein are subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.


Investment income from the Fixed Account includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the contracts will vary from at the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period not less than twelve months. However, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

The Company guarantees that the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.


TRANSFERS


For transfers from the Fixed Account to the Variable Account, refer to the "Transfers" provision of the prospectus.

                                   54 of 141

                                   APPENDIX B


              OBJECTIVES FOR PARTICIPATING UNDERLYING MUTUAL FUNDS

THE UNDERLYING MUTUAL FUNDS LISTED BELOW ARE DESIGNED PRIMARILY AS INVESTMENT VEHICLES FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES ISSUED BY INSURANCE COMPANIES. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


       -AMERICAN CENTURY VP BALANCED

       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

       -AMERICAN CENTURY VP CAPITAL APPRECIATION

       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


       -AMERICAN CENTURY VP INCOME & GROWTH

       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


       -AMERICAN CENTURY VP INTERNATIONAL


       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

                                   55 of 141

       -AMERICAN CENTURY VP VALUE


       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


DREYFUS STOCK INDEX FUND, INC.


The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND


Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

       -CAPITAL APPRECIATION PORTFOLIO

       Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


       -GROWTH & INCOME PORTFOLIO

       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

                                   56 of 141

        Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND


The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and it's portfolios.

       -VIP EQUITY-INCOME PORTFOLIO

       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP GROWTH PORTFOLIO

       Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -VIP HIGH INCOME PORTFOLIO

       Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:


       o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities


            Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       -VIP OVERSEAS PORTFOLIO


       Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by

                                   57 of 141
insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

       -VIP II ASSET MANAGER PORTFOLIO

       Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

       -VIP II CONTRAFUND PORTFOLIO

       Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

       -VIP III GROWTH OPPORTUNITIES PORTFOLIO

       Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

       -EMERGING MARKETS DEBT PORTFOLIO

       Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.


NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.


       -CAPITAL APPRECIATION FUND


       Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which the NAS determines have a better-than-average potential for sustained capital growth over the long term.

                                   58 of 141

       -GOVERNMENT BOND FUND


       Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.


       -MONEY MARKET FUND


       Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -NATIONWIDE SMALL CAP VALUE FUND

       Subadviser:  The Dreyfus Corporation

       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       -NATIONWIDE SMALL COMPANY FUND

       Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -TOTAL RETURN FUND

       Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger and Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is N&B Management.


       -AMT GROWTH PORTFOLIO


       Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also

                                   59 of 141
       utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.


      -AMT GUARDIAN PORTFOLIO

       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

       -AMT LIMITED MATURITY BOND PORTFOLIO


       Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.


       -AMT PARTNERS PORTFOLIO

       Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.


OPPENHEIMER VARIABLE ACCOUNT FUNDS


The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.


       -OPPENHEIMER BOND FUND


       Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


       -OPPENHEIMER GLOBAL SECURITIES FUND


       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

       -OPPENHEIMER GROWTH FUND

       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


       -OPPENHEIMER MULTIPLE STRATEGIES FUND


       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

                                   60 of 141

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.


STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

       -DISCOVERY FUND II, INC.


       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.


       -INTERNATIONAL STOCK FUND II


       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.


VAN ECK WORLDWIDE INSURANCE TRUST


Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


       -WORLDWIDE BOND FUND


       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.


       -WORLDWIDE EMERGING MARKETS FUND


       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.


       -WORLDWIDE HARD ASSETS FUND


       Investment Description: long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.


VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only

                                   61 of 141
to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

       -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.


WARBURG PINCUS TRUST


The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg")


       -INTERNATIONAL EQUITY PORTFOLIO


       Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


       -POST-VENTURE CAPITAL PORTFOLIO


       Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or
       (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.


       -SMALL COMPANY GROWTH PORTFOLIO


       Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

                                   62 of 141

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1998


      MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY
                        NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT II


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                          PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.


SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.


The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                   63 of 141

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


When a Contract described in the prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies of the type and class which the Company determines is eligible for such an exchange, the Company may waive any remaining Contingent Deferred Sales Charges on the first Contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange.


UNDERWRITERS


The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1997, 1996 and 1995, no underwriting commissions were paid by the Company to NAS.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1997, the NSAT- Money Market Fund's seven-day current unit value yield was 3.94%. The NSAT-Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1997, the effective yield was 4.02%.

The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.40% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "CDSC" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the Contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely

                                   64 of 141
approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.


The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   65 of 141

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                        [KPMG Peat Marwick LLP]

Columbus, Ohio
February 6, 1998

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
Investments at market value:

   American Century VP - American Century VP Balanced (ACVPBal)
      20,476,916 shares (cost $145,210,488) .................................       $  168,729,789

   American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      35,124,238 shares (cost $366,581,346) .................................          340,002,620

   American Century VP - American Century VP International (ACVPInt)
      26,517,160 shares (cost $175,620,106) .................................          181,377,372

   American Century VP - American Century VP Value (ACVPValue)
      9,871,295 shares (cost $66,743,356) ...................................           68,408,074

   American VI Series - Growth Fund (AVISGro)
      589,564 shares (cost $20,775,384) .....................................           26,518,568

   American VI Series - High-Yield Bond Fund (AVISHiYld)
      217,805 shares (cost $3,087,017) ......................................            3,193,028

   American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
      458,636 shares (cost $5,228,988) ......................................            5,090,859

   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      7,268,176 shares (cost $168,325,784) ..................................          181,486,347

   Dreyfus Stock Index Fund (DryStkIx)
      42,571,692 shares (cost $948,590,264) .................................        1,096,221,070

   Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
      360,888 shares (cost $10,005,405) .....................................           10,068,786

   Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      2,677,081 shares (cost $55,737,101) ...................................           55,629,748

   Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
      106,941,882 shares (cost $1,935,779,096) ..............................        2,596,548,894

   Fidelity VIP - Growth Portfolio (FidVIPGr)
      53,769,558 shares (cost $1,588,057,111) ...............................        1,994,850,605

   Fidelity VIP - High Income Portfolio (FidVIPHI)
      60,959,130 shares (cost $746,503,217) .................................          827,824,982

   Fidelity VIP - Overseas Portfolio (FidVIPOv)
      30,489,461 shares (cost $555,147,003) .................................          585,397,647

   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
      59,999,206 shares (cost $881,598,674) .................................        1,080,585,706

   Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
      45,043,887 shares (cost $726,111,363) .................................          898,175,106

     Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
        2,473,099 shares (cost $45,823,984) ............................          47,656,618

     Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
        856,692 shares (cost $8,418,963) ...............................           8,284,216

     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        17,142,857 shares (cost $314,022,786) ..........................         363,600,007

     Nationwide SAT - Government Bond Fund (NSATGvtBd)
        26,333,952 shares (cost $291,315,057) ..........................         299,680,377

     Nationwide SAT - Money Market Fund (NSATMyMkt)
        838,351,024 shares (cost $838,351,024) .........................         838,351,024

     Nationwide SAT - Small Company Fund (NSATSmCo)
        18,331,094 shares (cost $280,417,300) ..........................         290,547,833

     Nationwide SAT - Total Return Fund (NSATTotRe)
        63,193,935 shares (cost $805,902,753) ..........................       1,035,116,651

     Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
        15,635,041 shares (cost $409,653,043) ..........................         477,494,149

     Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
        13,346,294 shares (cost $185,376,903) ..........................         188,449,671

     Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
        37,727,286 shares (cost $668,834,188) ..........................         777,182,092

     Oppenheimer VAF - Bond Fund (OppBdFd)
        24,430,851 shares (cost $282,815,152) ..........................         290,971,432

     Oppenheimer VAF - Global Securities Fund (OppGlSec)
        22,897,460 shares (cost $395,642,269) ..........................         489,318,728

     Oppenheimer VAF - Growth Fund (OppGro)
        499,105 shares (cost $16,341,029) ..............................          16,190,975

     Oppenheimer VAF - Multiple Strategies Fund (OppMult)
        20,045,320 shares (cost $291,681,623) ..........................         340,970,893

     Strong Opportunity Fund II, Inc. (StOpp2)
        35,219,986 shares (cost $610,939,007) ..........................         764,273,695

     Strong VIF - Strong Discovery Fund II (StDisc2)
        16,231,621 shares (cost $182,339,802) ..........................         195,266,404

     Strong VIF - Strong International Stock Fund II (StIntStk2)
        5,334,902 shares (cost $59,514,572) ............................          49,721,288

     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        8,849,992 shares (cost $96,871,940) ............................          97,261,416

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        7,070,676 shares (cost $102,193,831) ...........................          77,777,440

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        8,091,995 shares (cost $132,399,934) ...........................         127,206,167


                                                                     (Continued)

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         16,950,883 shares (cost $256,967,075) ........................          268,671,490

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         27,338,547 shares (cost $318,884,001) ........................          286,781,360

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,327,288 shares (cost $14,924,669) ..........................           14,679,809

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         23,264,677 shares (cost $348,799,967) ........................          383,401,872
                                                                              --------------
            Total investments .........................................       17,848,964,808
   Accounts receivable ................................................            1,086,934
                                                                              --------------
            Total assets ..............................................       17,850,051,742
ACCOUNTS PAYABLE ......................................................              250,315
                                                                              --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ......................................     $ 17,849,801,427
                                                                              ==============


See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                         TOTAL                            ACVPBal
                                                         ---------------------------------    ----------------------------
                                                                1997               1996             1997          1996
                                                                ----               ----             ----          ----
INVESTMENT ACTIVITY:
Reinvested dividends ................................    $    296,368,036     225,012,560       1,574,816       2,018,651
Mortality, expense and administration
  charges (note 2) ..................................        (210,285,310)   (146,901,903)     (2,067,765)     (1,512,063)
                                                         ----------------  --------------     -----------     -----------
  Net investment activity ...........................          86,082,726      78,110,657        (492,949)        506,588
                                                         ----------------  --------------     -----------     -----------
Proceeds from mutual fund shares sold ...............       6,440,464,106   4,787,197,972      33,424,138       8,647,771
Cost of mutual fund shares sold .....................      (5,862,745,516) (4,367,124,608)    (24,057,900)     (6,872,205)
                                                         ----------------  --------------     -----------     -----------
  Realized gain (loss) on investments ...............         577,718,590     420,073,364       9,366,238       1,775,566
Change in unrealized gain (loss) on investments .....       1,250,486,745     281,999,873       5,524,757       6,463,296
                                                         ----------------  --------------     -----------     -----------
  Net gain (loss) on investments ....................       1,828,205,335     702,073,237      14,890,995       8,238,862
                                                         ----------------  --------------     -----------     -----------
Reinvested capital gains ............................         616,932,003     375,915,782       6,097,662       2,876,129
                                                         ----------------  --------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............       2,531,220,064   1,156,099,676      20,495,708      11,621,579
                                                         ----------------  --------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................       3,614,758,515   3,619,439,725      31,207,874      38,739,406
Transfers between funds                                                -               -       (4,226,209)     (2,462,310)
Redemptions .........................................      (1,198,352,163)   (664,029,620)    (10,189,550)     (5,395,131)
Annuity benefits ....................................          (1,097,690)       (792,443)         (2,437)         (9,573)
Annual contract maintenance charge (note 2) .........          (7,187,524)     (6,040,328)        (70,234)        (61,745)
Contingent deferred sales charges (note 2) ..........         (18,196,002)    (10,783,506)       (187,816)       (123,085)
Adjustments to maintain reserves ....................            (692,928)        559,630         (30,715)         83,333
                                                         ----------------  --------------     -----------     -----------
    Net equity transactions .........................       2,389,232,208   2,938,353,458      16,500,913      30,770,895
                                                         ----------------  --------------     -----------     -----------

Net change in contract owners' equity ...............       4,920,452,272   4,094,453,134      36,996,621      42,392,474
Contract owners' equity beginning of period .........      12,929,349,155   8,834,896,021     131,737,212      89,344,738
                                                         ----------------  --------------     -----------     -----------
Contract owners' equity end of period ...............    $ 17,849,801,427  12,929,349,155     168,733,833     131,737,212
                                                         ================  ==============     ===========     ===========

                                                                      ACVPCapAp                         ACVPInt
                                                            -----------------------------    ----------------------------
                                                                1997             1996             1997            1996
                                                                ----             ----             ----            ----
INVESTMENT ACTIVITY:
Reinvested dividends ................................              --              --          1,256,182       1,109,222
Mortality, expense and administration
  charges (note 2) ..................................        (5,142,983)      (6,646,658)     (2,090,255)       (968,385)
                                                            -----------      -----------     -----------      ----------
  Net investment activity ...........................        (5,142,983)      (6,646,658)       (834,073)        140,837
                                                            -----------      -----------     -----------      ----------
Proceeds from mutual fund shares sold ...............       226,050,085      240,666,599     134,023,354      42,271,118
Cost of mutual fund shares sold .....................      (249,168,854)    (193,528,522)   (112,395,449)    (38,207,780)
                                                            -----------      -----------     -----------      ----------
  Realized gain (loss) on investments ...............       (23,118,769)      47,138,077      21,627,905       4,063,338
Change in unrealized gain (loss) on investments .....         2,545,749     (124,936,016)     (1,464,913)      4,485,538
                                                            -----------      -----------     -----------      ----------
  Net gain (loss) on investments ....................       (20,573,020)     (77,797,939)     20,162,992       8,548,876
                                                            -----------      -----------     -----------      ----------
Reinvested capital gains ............................         8,369,061       55,904,041       2,422,638         369,741
                                                            -----------      -----------     -----------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............       (17,346,942)     (28,540,556)     21,751,557       9,059,454
                                                            -----------      -----------     -----------      ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................        46,091,043       92,833,985      40,115,028      27,630,966
Transfers between funds                                    (101,140,496)     (76,797,656)     39,235,433       6,376,082
Redemptions .........................................       (38,900,571)     (32,305,592)     (8,333,537)     (3,307,555)
Annuity benefits ....................................           (49,144)         (48,088)         (1,590)           --
Annual contract maintenance charge (note 2) .........          (323,047)        (405,658)        (50,442)        (26,919)
Contingent deferred sales charges (note 2) ..........          (640,085)        (586,731)       (133,437)        (60,653)
Adjustments to maintain reserves ....................             1,134            1,732           1,318           5,595
                                                            -----------      -----------     -----------      ----------
    Net equity transactions .........................       (94,961,166)     (17,308,008)     70,832,773      30,617,516
                                                            -----------      -----------     -----------      ----------

Net change in contract owners' equity ...............      (112,308,108)     (45,848,564)     92,584,330      39,676,970
Contract owners' equity beginning of period .........       452,299,206      498,147,770      88,792,296      49,115,326
                                                            -----------      -----------     -----------      ----------
Contract owners' equity end of period ...............       339,991,098      452,299,206     181,376,626      88,792,296
                                                            ===========      ===========     ===========      ==========


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      ACVPValue                            AVISGro
                                                        --------------------------------      ------------------------------
                                                               1997               1996             1997              1996
                                                               ----               ----             ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $     77,961              --              144,798            138,557
  Mortality, expense and administration
    charges (note 2) ............................           (465,301)             (106)          (329,103)          (303,185)
                                                        ------------        ----------        -----------        -----------
    Net investment activity .....................           (387,340)             (106)          (184,305)          (164,628)
                                                        ------------        ----------        -----------        -----------
  Proceeds from mutual fund shares sold .........         32,856,963           118,660          6,487,233          3,867,313
  Cost of mutual fund shares sold ...............        (27,872,971)         (118,230)        (3,240,097)        (2,060,914)
                                                        ------------        ----------        -----------        -----------
    Realized gain (loss) on investments .........          4,983,992               430          3,247,136          1,806,399
  Change in unrealized gain (loss) on investments          1,666,087            (1,369)            21,117           (760,617)
                                                        ------------        ----------        -----------        -----------
    Net gain (loss) on investments ..............          6,650,079              (939)         3,268,253          1,045,782
                                                        ------------        ----------        -----------        -----------
  Reinvested capital gains ......................            151,154              --            3,172,499          1,661,940
                                                        ------------        ----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........          6,413,893            (1,045)         6,256,447          2,543,094
                                                        ------------        ----------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         18,394,894            43,638            597,163            692,043
  Transfers between funds .......................         44,252,062         1,030,309           (973,320)          (671,878)
  Redemptions ...................................         (1,702,361)             (319)        (2,781,554)        (2,669,013)
  Annuity benefits ..............................               --                --                 (946)              (852)
  Annual contract maintenance charge (note 2) ...             (7,615)             --              (16,365)           (18,116)
  Contingent deferred sales charges (note 2) ....            (15,377)             --              (10,780)           (13,815)
  Adjustments to maintain reserves ..............               (157)             --                  998                709
                                                        ------------        ----------        -----------        -----------
    Net equity transactions .....................         60,921,446         1,073,628         (3,184,804)        (2,680,922)
                                                        ------------        ----------        -----------        -----------

Net change in contract owners' equity ...........         67,335,339         1,072,583          3,071,643           (137,828)
Contract owners' equity beginning of period .....          1,072,583              --           23,447,300         23,585,128
                                                        ------------        ----------        -----------        -----------
Contract owners' equity end of period ...........       $ 68,407,922         1,072,583         26,518,943         23,447,300
                                                        ============        ==========        ===========        ===========

                                                                   AVISHiYid                           AVISGvt
                                                         -----------------------------       ----------------------------
                                                            1997               1996             1997              1996
                                                            ----               ----             ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           253,822           260,531           369,310            511,480
  Mortality, expense and administration
    charges (note 2) ............................           (38,276)          (38,243)          (72,106)           (97,504)
                                                         ----------        ----------        ----------        -----------
    Net investment activity .....................             215,546           222,288           297,204            413,976
                                                         ----------        ----------        ----------        -----------
  Proceeds from mutual fund shares sold .........           736,561           775,236         1,786,834          4,190,849
  Cost of mutual fund shares sold ...............          (655,361)         (745,378)       (1,861,559)        (4,091,178)
                                                         ----------        ----------        ----------        -----------
    Realized gain (loss) on investments .........            81,200            29,858           (74,725)            99,671
  Change in unrealized gain (loss) on investments           (32,967)           73,750           140,996           (465,801)
                                                         ----------        ----------        ----------        -----------
    Net gain (loss) on investments ..............            48,233           103,608            66,271           (366,130)
                                                         ----------        ----------        ----------        -----------
  Reinvested capital gains ......................            33,142              --                --                 --
                                                         ----------        ----------        ----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........           296,921           325,896           363,475             47,846
                                                         ----------        ----------        ----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            75,598           164,228           127,889            208,435
  Transfers between funds .......................           264,205           (91,215)         (309,384)          (710,949)
  Redemptions ...................................          (409,603)         (334,453)       (1,207,471)        (3,424,496)
  Annuity benefits ..............................            (1,226)           (1,165)             (536)              (370)
  Annual contract maintenance charge (note 2) ...            (2,453)           (2,748)           (4,847)            (6,694)
  Contingent deferred sales charges (note 2) ....            (1,609)           (1,215)           (4,252)            (4,050)
  Adjustments to maintain reserves ..............               271               231                51                 21
                                                         ----------        ----------        ----------        -----------
    Net equity transactions .....................           (74,817)         (266,337)       (1,398,550)        (3,938,103)
                                                         ----------        ----------        ----------        -----------

Net change in contract owners' equity ...........           222,104            59,559        (1,035,075)        (3,890,257)
Contract owners' equity beginning of period .....         2,971,112         2,911,553         6,125,969         10,016,226
                                                         ----------        ----------        ----------        -----------
Contract owners' equity end of period ...........         3,193,216         2,971,112         5,090,894          6,125,969
                                                         ==========        ==========        ==========        ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      DrySRGro                                 DryStkix
                                                        --------------------------------        ----------------------------------
                                                             1997                 1996                  1997                1996
                                                             ----                 ----                  ----                ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $     623,680            178,692            13,324,202           6,174,167
  Mortality, expense and administration
    charges (note 2) ............................          (1,766,137)          (679,529)          (11,066,164)         (3,747,635)
                                                        -------------        -----------        --------------        ------------
  Net investment activity .......................          (1,142,457)          (500,837)            2,258,038           2,426,532
                                                        -------------        -----------        --------------        ------------

  Proceeds from mutual fund shares sold .........          79,140,012         59,366,774           196,995,162         107,011,967
  Cost of mutual fund shares sold ...............         (67,423,514)       (52,067,858)         (145,321,824)        (83,630,388)
                                                        -------------        -----------        --------------        ------------
  Realized gain (loss) on investments ...........          11,716,498          7,298,916            51,673,338          23,381,579
  Change in unrealized gain (loss) on investments          12,405,500         (1,979,227)          113,272,914          21,835,351
                                                        -------------        -----------        --------------        ------------
  Net gain (loss) on investments ................          24,121,998          5,319,689           164,946,252          45,216,930
                                                        -------------        -----------        --------------        ------------
  Reinvested capital gains ......................           4,861,060          3,199,917            30,917,521           7,007,422
                                                        -------------        -----------        --------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........          27,840,601          8,018,769           198,121,811          54,650,884
                                                        -------------        -----------        --------------        ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          50,107,726         27,287,891           302,375,457         152,418,812
  Transfers between funds .......................          36,729,046         26,105,616           185,055,283         122,764,112
  Redemptions ...................................         (14,091,480)        (2,226,938)          (44,011,999)        (12,727,321)
  Annuity benefits ..............................              (4,381)            (3,044)              (20,897)            (14,015)
  Annual contract maintenance charge (note 2) ...             (67,753)           (29,645)             (248,202)            (91,629)
  Contingent deferred sales charges (note 2) ....            (365,621)           (45,645)             (796,708)           (283,373)
  Adjustments to maintain reserves ..............               2,732              3,453                 1,320              24,649
                                                        -------------        -----------        --------------        ------------
    Net equity transactions .....................          72,310,269         51,091,688           442,354,254         262,091,235
                                                        -------------        -----------        --------------        ------------

Net change in contract owners' equity ...........         100,150,870         59,110,457           640,476,065         316,742,119
Contract owners' equity beginning of period .....          81,334,310         22,223,853           455,762,151         139,020,032
                                                        -------------        -----------        --------------        ------------
Contract owners' equity end of period ...........       $ 181,485,180         81,334,310         1,096,238,216         455,762,151
                                                        =============        ===========        ==============        ============

                                                                     DryCapAp                    DryGrInc
                                                           -----------------------    ---------------------------
                                                                 1997        1996           1997           1996
                                                                 ----        ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               72,902        --          403,974            --
  Mortality, expense and administration
    charges (note 2) ............................              (36,747)       --         (387,061)            (10)
                                                           -----------        --      -----------        --------
  Net investment activity .......................               36,155        --           16,913             (10)
                                                           -----------        --      -----------        --------

  Proceeds from mutual fund shares sold .........            5,083,147        --        7,332,820         161,759
  Cost of mutual fund shares sold ...............           (5,096,505)       --       (6,945,321)       (161,594)
                                                           -----------        --      -----------        --------
  Realized gain (loss) on investments ...........              (13,358)       --          387,499             165
  Change in unrealized gain (loss) on investments               63,381        --         (107,097)           (256)
                                                           -----------        --      -----------        --------
  Net gain (loss) on investments ................               50,023        --          280,402             (91)
                                                           -----------        --      -----------        --------
  Reinvested capital gains ......................                6,103        --        3,333,581            --
                                                           -----------        --      -----------        --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........               92,281        --        3,630,896            (101)
                                                           -----------        --      -----------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            3,431,579        --       31,096,853           9,005
  Transfers between funds .......................            6,774,363        --       21,834,332         199,331
  Redemptions ...................................             (246,314)       --       (1,113,904)           --
  Annuity benefits ..............................                 --          --             --              --
  Annual contract maintenance charge (note 2) ...                 (468)       --           (5,976)           --
  Contingent deferred sales charges (note 2) ....               (2,852)       --          (21,429)           --
  Adjustments to maintain reserves ..............                 (701)       --              558               2
                                                           -----------        --      -----------        --------
    Net equity transactions .....................            9,955,607        --       51,790,434         208,338
                                                           -----------        --      -----------        --------

Net change in contract owners' equity ...........           10,047,888        --       55,421,330         208,237
Contract owners' equity beginning of period .....                 --          --          208,237            --
                                                           -----------        --      -----------        --------
Contract owners' equity end of period ...........           10,047,888        --       55,629,567         208,237
                                                           ===========        ==      ===========        ========


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                FidVIPEI                                       FidVIPGr
                                                 --------------------------------------        ------------------------------------
                                                        1997                   1996                   1997                1996
                                                        ----                   ----                   ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................  $    31,564,284             2,196,188            11,151,243             3,402,849
Mortality, expense and administration
  charges (note 2) ............................      (30,084,349)          (21,686,508)          (24,599,980)          (19,702,775)
                                                 ---------------         -------------         -------------         -------------
  Net investment activity .....................        1,479,935           (19,490,320)          (13,448,737)          (16,299,926)
                                                 ---------------         -------------         -------------         -------------

Proceeds from mutual fund shares sold .........      137,267,016           128,388,351           361,048,888           352,390,654
Cost of mutual fund shares sold ...............      (91,126,170)          (86,491,155)         (231,057,958)         (263,927,395)
                                                 ---------------         -------------         -------------         -------------
  Realized gain (loss) on investments .........       46,140,846            41,897,196           129,990,930            88,463,259
Change in unrealized gain (loss) on investments      306,220,297           109,421,110           186,810,844            11,508,279
                                                 ---------------         -------------         -------------         -------------
  Net gain (loss) on investments ..............      352,361,143           151,318,306           316,801,774            99,971,538
                                                 ---------------         -------------         -------------         -------------
Reinvested capital gains ......................      158,698,207            62,957,378            49,915,087            85,921,939
                                                 ---------------         -------------         -------------         -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      512,539,285           194,785,364           353,268,124           169,593,551
                                                 ---------------         -------------         -------------         -------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      395,432,535           442,789,904           253,081,701           365,931,236
Transfers between funds .......................       (6,514,287)          (69,441,399)         (129,238,876)          (10,863,005)
Redemptions ...................................     (152,832,877)          (81,847,725)         (141,496,031)          (75,999,761)
Annuity benefits ..............................         (151,789)              (88,594)             (128,135)              (72,619)
Annual contract maintenance charge (note 2) ...         (987,195)             (829,507)           (1,099,317)             (953,598)
Contingent deferred sales charges (note 2) ....       (2,099,197)           (1,245,285)           (2,350,994)           (1,299,922)
Adjustments to maintain reserves ..............          (20,082)              162,241               (37,457)               88,603
                                                 ---------------         -------------         -------------         -------------
    Net equity transactions ...................      232,827,108           289,499,635           (21,269,109)          276,830,934
                                                 ---------------         -------------         -------------         -------------

Net change in contract owners' equity .........      745,366,393           484,284,999           331,999,015           446,424,485
Contract owners' equity beginning of period ...    1,851,157,378         1,366,872,379         1,662,797,746         1,216,373,261
                                                 ---------------         -------------         -------------         -------------
Contract owners' equity end of period .........  $ 2,596,523,771         1,851,157,378         1,994,796,761         1,662,797,746
                                                 ===============         =============         =============         =============

                                                                  FidVIPHI                                 FidVIPOv
                                                       --------------------------------        --------------------------------
                                                           1997                1996                 1997               1996
                                                           ----                ----                 ----               ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................         47,561,883          33,785,879           9,616,272           6,275,770
Mortality, expense and administration
  charges (note 2) ............................         (9,735,535)         (6,818,446)         (8,027,188)         (7,305,363)
                                                       -----------         -----------         -----------         -----------
  Net investment activity .....................         37,826,348          26,967,433           1,589,084          (1,029,593)
                                                       -----------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........        311,819,193         277,588,488         325,866,496         239,748,204
Cost of mutual fund shares sold ...............       (295,085,798)       (254,093,887)       (271,581,444)       (221,736,644)
                                                       -----------         -----------         -----------         -----------
  Realized gain (loss) on investments .........         16,733,395          23,494,601          54,285,052          18,011,560
Change in unrealized gain (loss) on investments         45,290,142           3,017,656         (34,908,260)         35,816,737
                                                       -----------         -----------         -----------         -----------
  Net gain (loss) on investments ..............         62,023,537          26,512,257          19,376,792          53,828,297
                                                       -----------         -----------         -----------         -----------
Reinvested capital gains ......................          5,878,435           6,610,280          38,173,687           6,903,348
                                                       -----------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        105,728,320          60,089,970          59,139,563          59,702,052
                                                       -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................        139,864,147         155,991,160          59,588,290          76,505,148
Transfers between funds .......................        (19,876,856)         39,129,338         (49,688,118)        (55,066,402)
Redemptions ...................................        (51,389,595)        (29,229,650)        (45,181,274)        (30,773,300)
Annuity benefits ..............................            (44,670)            (21,532)            (81,666)            (57,270)
Annual contract maintenance charge (note 2) ...           (245,933)           (214,322)           (348,798)           (366,967)
Contingent deferred sales charges (note 2) ....           (744,127)           (513,145)           (640,146)           (556,340)
Adjustments to maintain reserves ..............             12,025              19,823             (19,734)            (20,346)
                                                       -----------         -----------         -----------         -----------
    Net equity transactions ...................         67,574,991         165,161,672         (36,371,446)        (10,335,477)
                                                       -----------         -----------         -----------         -----------

Net change in contract owners' equity .........        173,303,311         225,251,642          22,768,117          49,366,575
Contract owners' equity beginning of period ...        654,534,143         429,282,501         562,589,941         513,223,366
                                                       -----------         -----------         -----------         -----------
Contract owners' equity end of period .........        827,837,454         654,534,143         585,358,058         562,589,941
                                                       ===========         ===========         ===========         ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                     FidVIPAM                                 FidVIPCon
                                                      -----------------------------------         --------------------------------
                                                             1997                 1996                 1997                1996
                                                             ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................        $   32,069,538          30,292,892           4,746,178               --
Mortality, expense and administration
  charges (note 2) ............................           (13,400,915)        (11,728,562)         (9,830,834)         (4,093,694)
                                                      ---------------         -----------         -----------         -----------
  Net investment activity .....................            18,668,623          18,564,330          (5,084,656)         (4,093,694)
                                                      ---------------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........            64,155,222          71,369,834          79,785,498          42,857,454
Cost of mutual fund shares sold ...............           (50,691,840)        (58,727,873)        (62,047,221)        (37,740,520)
                                                      ---------------         -----------         -----------         -----------
  Realized gain (loss) on investments .........            13,463,382          12,641,961          17,738,277           5,116,934
Change in unrealized gain (loss) on investments            61,763,112          52,460,984         115,299,306          55,834,150
                                                      ---------------         -----------         -----------         -----------
  Net gain (loss) on investments ..............            75,226,494          65,102,945         133,037,583          60,951,084
                                                      ---------------         -----------         -----------         -----------
Reinvested capital gains ......................            80,445,621          24,978,350          12,543,472           1,453,926
                                                      ---------------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           174,340,738         108,645,625         140,496,399          58,311,316
                                                      ---------------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           111,981,451         123,467,338         205,780,604         194,711,240
Transfers between funds .......................           (50,915,784)        (91,324,524)         60,354,302         165,546,497
Redemptions ...................................           (79,250,445)        (51,519,798)        (35,225,735)        (11,293,134)
Annuity benefits ..............................              (154,671)           (125,096)            (26,879)            (13,674)
Annual contract maintenance charge (note 2) ...              (604,024)           (645,091)           (255,108)            (92,454)
Contingent deferred sales charges (note 2) ....            (1,221,254)         (1,014,204)           (633,851)           (187,219)
Adjustments to maintain reserves ..............                20,989             (64,567)             19,885              26,929
                                                      ---------------         -----------         -----------         -----------
    Net equity transactions ...................           (20,143,738)        (21,225,942)        230,013,218         348,698,185
                                                      ---------------         -----------         -----------         -----------

Net change in contract owners' equity .........           154,197,000          87,419,683         370,509,617         407,009,501
Contract owners' equity beginning of period ...           926,404,131         838,984,448         527,666,759         120,657,258
                                                      ---------------         -----------         -----------         -----------
Contract owners' equity end of period .........       $ 1,080,601,131         926,404,131         898,176,376         527,666,759
                                                      ===============         ===========         ===========         ===========

                                                                      FidVIPGrOp                        MSEmMkt
                                                           ---------------------------        -----------------------
                                                               1997              1996              1997        1996
                                                               ----              ----              ----        ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................                 --                --             215,622        --
Mortality, expense and administration
  charges (note 2) ............................              (151,360)            --             (32,654)       --
                                                           ----------                          ---------
  Net investment activity .....................              (151,360)            --             182,968        --
                                                           ----------                          ---------

Proceeds from mutual fund shares sold .........            13,987,376             --           9,201,428        --
Cost of mutual fund shares sold ...............           (13,645,097)            --          (9,604,273)       --
                                                           ----------                          ---------
  Realized gain (loss) on investments .........               342,279             --            (402,845)       --
Change in unrealized gain (loss) on investments             1,832,634             --            (134,747)       --
                                                           ----------                          ---------
  Net gain (loss) on investments ..............             2,174,913             --            (537,592)       --
                                                           ----------                          ---------
Reinvested capital gains ......................                  --               --              93,569        --
                                                           ----------                          ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........             2,023,553             --            (261,055)       --
                                                           ----------                          ---------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................            14,171,862             --           3,095,151        --
Transfers between funds .......................            32,032,277             --           5,390,535        --
Redemptions ...................................              (564,541)            --             (69,221)       --
Annuity benefits ..............................                  --               --                --          --
Annual contract maintenance charge (note 2) ...                (2,292)            --                (458)       --
Contingent deferred sales charges (note 2) ....                (5,479)            --                (349)       --
Adjustments to maintain reserves ..............                 1,844             --              (7,793)       --
                                                           ----------                          ---------
    Net equity transactions ...................            45,633,671             --           8,407,865        --
                                                           ----------                          ---------

Net change in contract owners' equity .........            47,657,224             --           8,146,810        --
Contract owners' equity beginning of period ...                  --               --                --          --
                                                           ----------                          ---------
Contract owners' equity end of period .........            47,657,224             --           8,146,810        --
                                                           ==========             ==           =========        ==


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    NSATCapAp                                NSATGvtBd
                                                     -----------------------------------       ---------------------------------
                                                           1997                 1996                 1997                1996
                                                           ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................      $    2,726,088           1,251,542          17,136,024          16,514,790
Mortality, expense and administration
  charges (note 2) ............................          (3,300,579)         (1,068,996)         (3,682,644)         (3,520,523)
                                                      -------------         -----------         -----------         -----------
  Net investment activity .....................            (574,491)            182,546          13,453,380          12,994,267
                                                      -------------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........          62,546,657          79,805,628          91,300,089          59,380,633
Cost of mutual fund shares sold ...............         (46,273,238)        (71,378,017)        (88,341,190)        (60,934,857)
                                                      -------------         -----------         -----------         -----------
  Realized gain (loss) on investments .........          16,273,419           8,427,611           2,958,899          (1,554,224)
Change in unrealized gain (loss) on investments          40,948,774           5,144,294           4,971,271          (5,952,743)
                                                      -------------         -----------         -----------         -----------
  Net gain (loss) on investments ..............          57,222,193          13,571,905           7,930,170          (7,506,967)
                                                      -------------         -----------         -----------         -----------
Reinvested capital gains ......................           7,703,943           3,995,751                --                  --
                                                      -------------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          64,351,645          17,750,202          21,383,550           5,487,300
                                                      -------------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................          79,512,984          28,289,821          36,656,330          50,815,571
Transfers between funds .......................          95,314,794          64,574,647          (6,550,198)         (9,883,482)
Redemptions ...................................         (14,345,113)         (4,361,006)        (32,967,846)        (23,561,082)
Annuity benefits ..............................                (292)               --               (22,811)            (24,001)
Annual contract maintenance charge (note 2) ...             (90,956)            (44,443)           (161,508)           (177,041)
Contingent deferred sales charges (note 2) ....            (235,192)            (85,893)           (449,182)           (341,250)
Adjustments to maintain reserves ..............               8,193               3,484               2,293               4,597
                                                      -------------         -----------         -----------         -----------
    Net equity transactions ...................         160,164,418          88,376,610          (3,492,922)         16,833,312
                                                      -------------         -----------         -----------         -----------

Net change in contract owners' equity .........         224,516,063         106,126,812          17,890,628          22,320,612
Contract owners' equity beginning of period ...         139,089,426          32,962,614         281,791,284         259,470,672
                                                      -------------         -----------         -----------         -----------
Contract owners' equity end of period .........       $ 363,605,489         139,089,426         299,681,912         281,791,284
                                                      =============         ===========         ===========         ===========

                                                                       NSATMyMkt                                 NSATSmCo
                                                         -----------------------------------        --------------------------------
                                                               1997                  1996                1997                1996
                                                               ----                  ----                ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................            46,200,443            39,940,518                --               389,011
Mortality, expense and administration
  charges (note 2) ............................           (12,168,923)          (10,854,333)         (2,933,759)           (985,031)
                                                          -----------           -----------         -----------         -----------
  Net investment activity .....................            34,031,520            29,086,185          (2,933,759)           (596,020)
                                                          -----------           -----------         -----------         -----------

Proceeds from mutual fund shares sold .........         2,446,735,002         1,686,345,891         136,575,863          74,827,220
Cost of mutual fund shares sold ...............        (2,466,735,002)       (1,686,345,891)       (116,663,809)        (69,879,234)
                                                          -----------           -----------         -----------         -----------
  Realized gain (loss) on investments .........                  --                    --            19,912,054           4,947,986
Change in unrealized gain (loss) on investments                  --                    --             4,818,936           4,726,862
                                                          -----------           -----------         -----------         -----------
  Net gain (loss) on investments ..............                  --                    --            24,730,990           9,674,848
                                                          -----------           -----------         -----------         -----------
Reinvested capital gains ......................                  --                    --             7,911,895             855,271
                                                          -----------           -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........            34,031,520            29,086,185          29,709,126           9,934,099
                                                          -----------           -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           574,163,215           725,565,703          68,338,674          43,614,525
Transfers between funds .......................          (398,798,940)         (475,046,733)         46,335,002          96,607,598
Redemptions ...................................          (176,620,083)         (112,018,563)        (12,078,315)         (4,098,691)
Annuity benefits ..............................               (29,991)              (23,110)             (1,773)               --
Annual contract maintenance charge (note 2) ...              (338,131)             (319,172)            (76,406)            (21,542)
Contingent deferred sales charges (note 2) ....            (2,442,204)           (1,484,513)           (198,899)           (107,153)
Adjustments to maintain reserves ..............                11,382                48,555               9,979               1,006
                                                          -----------           -----------         -----------         -----------
    Net equity transactions ...................            (4,054,752)          136,722,167         102,328,262         135,995,743
                                                          -----------           -----------         -----------         -----------

Net change in contract owners' equity .........            29,976,768           165,808,352         132,037,388         145,929,842
Contract owners' equity beginning of period ...           809,469,729           643,661,377         158,512,835          12,582,993
                                                          -----------           -----------         -----------         -----------
Contract owners' equity end of period .........           839,446,497           809,469,729         290,550,223         158,512,835
                                                          ===========           ===========         ===========         ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      NSATTotRe                               NBAMTGro
                                                      -------------------------------------      ---------------------------------
                                                             1997                 1996                 1997                1996
                                                             ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................       $    12,556,764           9,065,576                --               140,538
Mortality, expense and administration
  charges (note 2) ............................           (10,939,432)         (5,979,077)         (5,755,671)         (5,044,635)
                                                      ---------------        ------------        ------------        ------------
  Net investment activity .....................             1,617,332           3,086,499          (5,755,671)         (4,904,097)
                                                      ---------------        ------------        ------------        ------------

Proceeds from mutual fund shares sold .........            36,066,433          33,249,637         177,857,355         194,983,679
Cost of mutual fund shares sold ...............           (22,601,600)        (24,444,426)       (151,296,684)       (172,820,024)
                                                      ---------------        ------------        ------------        ------------
  Realized gain (loss) on investments .........            13,464,833           8,805,211          26,560,671          22,163,655
Change in unrealized gain (loss) on investments           139,386,896          51,380,231          47,617,333         (23,619,295)
                                                      ---------------        ------------        ------------        ------------
  Net gain (loss) on investments ..............           152,851,729          60,185,442          74,178,004          (1,455,640)
                                                      ---------------        ------------        ------------        ------------
Reinvested capital gains ......................            32,893,745          22,040,126          32,577,604          32,885,958
                                                      ---------------        ------------        ------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           187,362,806          85,312,067         100,999,937          26,526,221
                                                      ---------------        ------------        ------------        ------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           234,728,766         147,190,954          44,470,540          63,157,589
Transfers between funds .......................            82,492,350          31,680,108          (3,323,065)        (56,288,983)
Redemptions ...................................           (51,176,329)        (27,808,731)        (39,592,901)        (21,321,681)
Annuity benefits ..............................              (152,880)           (135,707)            (60,735)            (54,905)
Annual contract maintenance charge (note 2) ...              (390,286)           (276,719)           (269,972)           (261,627)
Contingent deferred sales charges (note 2) ....              (714,965)           (321,819)           (523,316)           (336,808)
Adjustments to maintain reserves ..............                38,731              43,110              12,128             (16,483)
                                                      ---------------        ------------        ------------        ------------
    Net equity transactions ...................           264,825,387         150,371,196             712,679         (15,122,898)
                                                      ---------------        ------------        ------------        ------------

Net change in contract owners' equity .........           452,188,193         235,683,263         101,712,616          11,403,323
Contract owners' equity beginning of period ...           582,959,358         347,276,095         375,781,424         364,378,101
                                                      ---------------        ------------        ------------        ------------
Contract owners' equity end of period .........       $ 1,035,147,551         582,959,358         477,494,040         375,781,424
                                                      ===============        ============        ============        ============

                                                                        NBAMTLMat                               NBAMTPart
                                                           ---------------------------------       ---------------------------------
                                                                 1997                1996                1997                1996
                                                                 ----                ----                ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................              11,734,100          16,264,359           1,231,708             353,111
Mortality, expense and administration
  charges (note 2) ............................              (2,628,324)         (2,674,530)         (7,824,975)         (2,762,993)
                                                           ------------        ------------        ------------        ------------
  Net investment activity .....................               9,105,776          13,589,829          (6,593,267)         (2,409,882)
                                                           ------------        ------------        ------------        ------------

Proceeds from mutual fund shares sold .........              57,634,002          51,617,066         239,929,783         104,141,211
Cost of mutual fund shares sold ...............             (58,656,885)        (54,630,288)       (184,398,144)        (83,085,149)
                                                           ------------        ------------        ------------        ------------
  Realized gain (loss) on investments .........              (1,022,883)         (3,013,222)         55,531,639          21,056,062
Change in unrealized gain (loss) on investments               1,972,323          (4,803,141)         71,315,949          27,820,051
                                                           ------------        ------------        ------------        ------------
  Net gain (loss) on investments ..............                 949,440          (7,816,363)        126,847,588          48,876,113
                                                           ------------        ------------        ------------        ------------
Reinvested capital gains ......................                    --                  --            18,968,301           4,413,881
                                                           ------------        ------------        ------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........              10,055,216           5,773,466         139,222,622          50,880,112
                                                           ------------        ------------        ------------        ------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................              56,406,502         103,107,451         178,218,856          89,463,499
Transfers between funds .......................             (64,818,071)        (80,971,699)        138,729,962         126,822,125
Redemptions ...................................             (16,675,074)        (11,098,410)        (32,375,861)         (9,554,710)
Annuity benefits ..............................                 (15,225)            (14,378)             (1,195)               --
Annual contract maintenance charge (note 2) ...                 (65,787)            (70,499)           (163,783)            (67,419)
Contingent deferred sales charges (note 2) ....                (209,825)           (166,112)           (453,932)           (152,084)
Adjustments to maintain reserves ..............                     372               5,385               1,670              18,141
                                                           ------------        ------------        ------------        ------------
    Net equity transactions ...................             (25,377,108)         10,791,738         283,955,717         206,529,552
                                                           ------------        ------------        ------------        ------------

Net change in contract owners' equity .........             (15,321,892)         16,565,204         423,178,339         257,409,664
Contract owners' equity beginning of period ...             203,772,070         187,206,866         354,011,224          96,601,560
                                                           ------------        ------------        ------------        ------------
Contract owners' equity end of period .........             188,450,178         203,772,070         777,189,563         354,011,224
                                                           ============        ============        ============        ============


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996


                                                              OppBdFd                        OppGISec
                                                    -----------------------------       ---------------------------
                                                       1997               1996            1997              1996
                                                       ----               ----            ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................... $  14,915,295       11,841,875        4,353,191               --
  Mortality, expense and administration
    charges (note 2) .............................    (3,235,025)      (2,458,735)      (5,669,952)      (3,373,580)
                                                   -------------     ------------     ------------     ------------
    Net investment activity.......................    11,680,270        9,383,140       (1,316,761)      (3,373,580)
                                                   -------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold ..........    30,992,706       26,186,293       76,448,017       45,734,202
  Cost of mutual fund shares sold ................   (30,503,439)     (26,001,294)     (62,463,469)     (44,891,906)
                                                   -------------     ------------     ------------     ------------
    Realized gain (loss) on investments ..........       489,267          184,999       13,984,548          842,296
  Change in unrealized gain (loss) on investments.     5,495,496       (2,545,288)      60,986,819       39,919,697
                                                   -------------     ------------     ------------     ------------
    Net gain (loss) on investments ...............     5,984,763       (2,360,289)      74,971,367       40,761,993
                                                   -------------     ------------     ------------     ------------
  Reinvested capital gains .......................       738,909           96,121               --               --
                                                   -------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........    18,403,942        7,118,972       73,654,606       37,388,413
                                                   -------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................    55,252,898       64,689,526       90,024,052       69,450,810
  Transfers between funds ........................    19,335,126        3,142,114       43,312,410       15,287,141
  Redemptions ....................................   (16,712,535)     (11,183,443)     (23,014,747)     (11,768,272)
  Annuity benefits ...............................       (54,502)         (28,688)          (4,941)          (1,441)
  Annual contract maintenance charge (note 2) ....       (89,653)         (82,976)        (173,863)        (140,721)
  Contingent deferred sales charges (note 2) .....      (268,113)        (162,459)        (394,896)        (243,448)
  Adjustments to maintain reserves ...............        (3,694)           5,388         (691,837)         (24,847)
                                                   -------------     ------------     ------------     ------------
      Net equity transactions ....................    57,459,527       56,379,462      109,056,178       72,559,222
                                                   -------------     ------------     ------------     ------------

Net change in contract owners' equity ............    75,863,469       63,498,434      182,710,784      109,947,635
Contract owners' equity beginning of period ......   215,102,822      151,604,388      306,611,894      196,664,259
                                                   -------------     ------------     ------------     ------------
Contract owners' equity end of period ............ $ 290,966,291      215,102,822      489,322,678      306,611,894
                                                   =============     ============     ============     ============


                                                                    OppGro                      OppMult
                                                               -----------------     ----------------------------
                                                               1997         1996        1997             1996
                                                               ----         ----        ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                   --      --      10,986,747       10,013,188
  Mortality, expense and administration
    charges (note 2) .............................              (40,955)     --      (3,902,616)      (2,686,847)
                                                            -----------      --    ------------     ------------
    Net investment activity.......................              (40,955)     --       7,084,131        7,326,341
                                                            -----------      --    ------------     ------------

  Proceeds from mutual fund shares sold ..........              738,091      --       8,146,767        7,288,916
  Cost of mutual fund shares sold ................             (732,690)     --      (6,105,557)      (5,896,054)
                                                            -----------      --    ------------     ------------
    Realized gain (loss) on investments ..........                5,401      --       2,041,210        1,392,862
  Change in unrealized gain (loss) on investments.             (150,054)     --      22,703,778       13,543,683
                                                            -----------      --    ------------     ------------
    Net gain (loss) on investments ...............             (144,653)     --      24,744,988       14,936,545
                                                            -----------      --    ------------     ------------
  Reinvested capital gains .......................                   --      --       9,159,579        4,206,935
                                                            -----------      --    ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             (185,608)     --      40,988,698       26,469,821
                                                            -----------      --    ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................            5,815,873      --      67,724,310       54,730,085
  Transfers between funds ........................           10,665,183      --      15,591,000       (2,296,771)
  Redemptions ....................................             (104,041)     --     (20,273,082)      (9,679,010)
  Annuity benefits ...............................                   --      --          (8,967)          (5,897)
  Annual contract maintenance charge (note 2) ....                 (799)     --        (128,063)        (113,444)
  Contingent deferred sales charges (note 2) .....                 (619)     --        (313,339)        (172,551)
  Adjustments to maintain reserves ...............                  125      --           2,876            8,410
                                                            -----------      --    ------------     ------------
      Net equity transactions ....................           16,375,722      --      62,594,735       42,470,822
                                                            -----------      --    ------------     ------------

Net change in contract owners' equity ............           16,190,114      --     103,583,433       68,940,643
Contract owners' equity beginning of period ......                   --      --     237,388,771      168,448,128
                                                            -----------      --    ------------     ------------
Contract owners' equity end of period ............           16,190,114      --     340,972,204      237,388,771
                                                            ===========      ==    ============     ============

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                               StOpp2                           StDisc2
                                                   -----------------------------     -----------------------------
                                                        1997             1996             1997             1996
                                                        ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  2,534,711        3,950,904               --       18,969,271
  Mortality, expense and administration
    charges (note 2) ............................    (9,066,407)      (7,057,927)      (2,604,823)      (2,853,957)
                                                   ------------     ------------     ------------     ------------
    Net investment activity .....................    (6,531,696)      (3,107,023)      (2,604,823)      16,115,314
                                                   ------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold .........   148,226,419      119,184,242      123,823,006      102,439,111
  Cost of mutual fund shares sold ...............  (109,705,183)     (96,051,789)    (138,054,663)     (93,265,896)
                                                   ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .........    38,521,236       23,132,453      (14,231,657)       9,173,215
  Change in unrealized gain (loss) on investments    53,401,226       42,622,463       35,647,182      (52,600,640)
                                                   ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..............    91,922,462       65,754,916       21,415,525      (43,427,425)
                                                   ------------     ------------     ------------     ------------
  Reinvested capital gains ......................    57,079,292       18,522,999               --       25,127,954
                                                   ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   142,470,058       81,170,892       18,810,702       (2,184,157)
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    89,723,233      114,300,494       22,742,374       54,635,699
  Transfers between funds .......................   (29,207,063)      (1,880,976)     (42,069,763)     (61,723,439)
  Redemptions ...................................   (40,126,673)     (24,806,464)     (12,584,675)     (10,218,470)
  Annuity benefits ..............................       (34,707)         (24,921)          (9,675)          (6,945)
  Annual contract maintenance charge (note 2) ...      (341,773)        (307,976)        (105,512)        (117,314)
  Contingent deferred sales charges (note 2) ....      (633,525)        (443,883)        (239,340)        (194,690)
  Adjustments to maintain reserves ..............       (51,000)          15,330            2,840            4,270
                                                   ------------     ------------     ------------     ------------
      Net equity transactions ...................    19,328,492       86,851,604      (32,263,751)     (17,620,889)
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity ...........   161,798,550      168,022,496      (13,453,049)     (19,805,046)
Contract owners' equity beginning of period .....   602,429,220      434,406,724      208,719,472      228,524,518
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period ...........  $764,227,770      602,429,220      195,266,423      208,719,472
                                                   ============     ============     ============     ============





                                                              StintStk2                       VEWrldBd
                                                  ----------------------------      ----------------------------
                                                        1997              1996          1997            1996
                                                        ----              ----          ----            ----

INVESTMENT ACTIVITY:

  Reinvested dividends ..........................    1,173,377         287,395        3,428,399        2,839,207
  Mortality, expense and administration
    charges (note 2) ............................     (921,090)       (611,962)      (1,337,855)      (1,405,973)
                                                   -----------     -----------     ------------     ------------
    Net investment activity .....................      252,287        (324,567)       2,090,544        1,433,234
                                                   -----------     -----------     ------------     ------------

  Proceeds from mutual fund shares sold .........   39,269,990      40,635,874       36,100,931       26,316,732
  Cost of mutual fund shares sold ...............  (40,207,464)    (39,555,594)     (37,747,713)     (24,676,513)
                                                   -----------     -----------     ------------     ------------
    Realized gain (loss) on investments .........     (937,474)      1,080,280       (1,646,782)       1,640,219
  Change in unrealized gain (loss) on investments   (9,982,351)        163,302          311,663       (1,896,860)
                                                   -----------     -----------     ------------     ------------
    Net gain (loss) on investments ..............  (10,919,825)      1,243,582       (1,335,119)        (256,641)
                                                   -----------     -----------     ------------     ------------
  Reinvested capital gains ......................    1,762,973              --               --               --
                                                   -----------     -----------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   (8,904,565)        919,015          755,425        1,176,593
                                                   -----------     -----------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................   16,108,665      24,522,765       13,446,356       19,593,116
  Transfers between funds .......................  (22,926,232)     44,391,422      (16,903,125)     (10,054,511)
  Redemptions ...................................   (4,298,166)     (2,445,130)      (9,117,586)      (7,422,209)
  Annuity benefits ..............................       (1,862)             --          (11,204)         (10,709)
  Annual contract maintenance charge (note 2) ...      (23,552)        (13,534)         (44,515)         (54,748)
  Contingent deferred sales charges (note 2) ....      (69,910)        (44,582)        (111,505)        (102,961)
  Adjustments to maintain reserves ..............        5,043           3,498            3,411            5,937
                                                   -----------     -----------     ------------     ------------
      Net equity transactions ...................  (11,206,014)     66,414,439      (12,738,168)       1,953,915
                                                   -----------     -----------     ------------     ------------

Net change in contract owners' equity ...........  (20,110,579)     67,333,454      (11,982,743)       3,130,508
Contract owners' equity beginning of period .....   69,828,900       2,495,446      109,247,607      106,117,099
                                                   -----------     -----------     ------------     ------------
Contract owners' equity end of period ...........   49,718,321      69,828,900       97,264,864      109,247,607
                                                   ===========     ===========     ============     ============



                                                                     (Continued)

                       NATIONWIDE VARIABLE ACCOUNT -- II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             VEWrldEMkt                      VEWrldHAs
                                                   ----------------------------    -----------------------------
                                                        1997             1996            1997             1996
                                                        ----             ----            ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $   154,979              --        2,942,339        1,557,690
Mortality, expense and administration
  charges (note 2) ............................     (1,293,147)         (3,588)      (2,001,920)      (2,044,967)
                                                   -----------     -----------     ------------     ------------
  Net investment activity .....................     (1,138,168)         (3,588)         940,419         (487,277)
                                                   -----------     -----------     ------------     ------------

Proceeds from mutual fund shares sold .........     85,151,405          83,165      180,226,702      234,370,915
Cost of mutual fund shares sold ...............    (84,005,535)        (83,031)    (178,928,373)    (216,949,542)
                                                   -----------     -----------     ------------     ------------
  Realized gain (loss) on investments .........      1,145,870             134        1,298,329       17,421,373
Change in unrealized gain (loss) on
  investments .................................    (24,512,682)         96,291      (10,420,493)       1,524,272
                                                   -----------     -----------     ------------     ------------
  Net gain (loss) on investments ..............    (23,366,812)         96,425       (9,122,164)      18,945,645
                                                   -----------     -----------     ------------     ------------
Reinvested capital gains ......................             --              --        3,986,394        1,527,541
                                                   -----------     -----------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    (24,504,980)         92,837       (4,195,351)      19,985,909
                                                   -----------     -----------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................     39,216,218          46,290       16,547,301       25,924,596
Transfers between funds .......................     58,762,770      12,045,985      (24,931,349)      (4,917,223)
Redemptions ...................................     (7,729,327)         (4,889)     (11,775,774)      (8,243,366)
Annuity benefits ..............................         (1,090)             --           (2,890)          (1,348)
Annual contract maintenance charge (note 2) ...        (31,176)            (62)         (76,665)         (85,001)
Contingent deferred sales charges (note 2) ....       (109,502)            (40)        (187,910)        (143,065)
Adjustments to maintain reserves ..............         (6,833)            112           (7,728)          51,242
                                                   -----------     -----------     ------------     ------------
    Net equity transactions ...................     90,101,060      12,087,396      (20,435,015)      12,585,835
                                                   -----------     -----------     ------------     ------------

Net change in contract owners' equity .........     65,596,080      12,180,233      (24,630,366)      32,571,744
Contract owners' equity beginning of period ...     12,180,233              --      151,820,758      119,249,014
                                                   -----------     -----------     ------------     ------------
Contract owners' equity end of period .........    $77,776,313      12,180,233      127,190,392      151,820,758
                                                   ===========     ===========     ============     ============


                                                               MSRESec                            WPinteq
                                                  ------------------------------     -----------------------------
                                                         1997           1996              1997             1996
                                                         ----           ----              ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $   6,929,835        1,590,652        2,335,080        3,698,055
Mortality, expense and administration
  charges (note 2) ............................      (2,856,831)        (541,778)      (4,217,409)      (2,849,091)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................       4,073,004        1,048,874       (1,882,329)         848,964
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........      87,738,533       16,573,232       94,815,826      106,917,675
Cost of mutual fund shares sold ...............     (67,567,070)     (14,961,481)     (87,661,494)     (99,742,804)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........      20,171,463        1,611,751        7,154,332        7,174,871
Change in unrealized gain (loss) on
  investments .................................      (8,041,235)      19,537,820      (34,790,695)       1,634,068
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............      12,130,228       21,149,571      (27,636,363)       8,808,939
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................      22,876,677          753,434       16,160,192        1,645,400
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      39,079,909       22,951,879      (13,358,500)      11,303,303
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      63,961,156       22,515,613       69,542,854      112,785,247
Transfers between funds .......................      26,781,688       98,780,721      (17,704,103)      87,888,069
Redemptions ...................................     (11,168,996)      (1,228,962)     (16,226,024)      (9,488,177)
Annuity benefits ..............................          (1,202)              --           (8,123)          (2,986)
Annual contract maintenance charge (note 2) ...         (56,589)         (10,786)         (95,572)         (62,895)
Contingent deferred sales charges (note 2) ....        (156,322)         (17,641)        (245,953)        (148,153)
Adjustments to maintain reserves ..............           4,138            3,554            4,927           25,385
                                                   ------------     ------------     ------------     ------------
    Net equity transactions ...................      79,363,873      120,042,499       35,268,006      190,996,490
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity .........     118,443,782      142,994,378       21,909,506      202,299,793
Contract owners' equity beginning of period ...     150,233,923        7,239,545      264,866,519       62,566,726
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period .........    $268,677,705      150,233,923      286,776,025      264,866,519
                                                   ============     ============     ============     ============

                       NATIONWIDE VARIABLE ACCOUNT -- II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             WPPVenCap                       WPSmCoGr
                                                  ---------------------------     -----------------------------
                                                       1997           1996            1997             1996
                                                       ----           ----            ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $     2,289             --               --               --
Mortality, expense and administration
  charges (note 2) ............................       (303,833)        (2,741)      (4,274,427)      (2,791,973)
                                                   -----------     ----------     ------------     ------------
  Net investment activity .....................       (301,544)        (2,741)      (4,274,427)      (2,791,973)
                                                   -----------     ----------     ------------     ------------

Proceeds from mutual fund shares sold .........     46,674,220             --      206,418,883      197,695,619
Cost of mutual fund shares sold ...............    (44,520,920)            --     (190,696,238)    (177,329,297)
                                                   -----------     ----------     ------------     ------------
  Realized gain (loss) on investments .........      2,153,300             --       15,722,645       20,366,322
Change in unrealized gain (loss) on
  investments..................................       (396,347)       151,486       32,994,104       (7,620,245)
                                                   -----------     ----------     ------------     ------------
  Net gain (loss) on investments ..............      1,756,953        151,486       48,716,749       12,746,077
                                                   -----------     ----------     ------------     ------------
Reinvested capital gains ......................             --             --               --               --
                                                   -----------     ----------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      1,455,409        148,745       44,442,322        9,954,104
                                                   -----------     ----------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      6,835,129         34,854       78,705,384      105,581,082
Transfers between funds .......................       (463,676)     9,268,650       21,336,792       58,853,290
Redemptions ...................................     (2,561,771)        (3,576)     (17,829,181)     (10,660,592)
Annuity benefits ..............................             --             --           (4,658)          (1,515)
Annual contract maintenance charge (note 2) ...         (5,950)           (47)        (116,486)         (67,269)
Contingent deferred sales charges (note 2) ....        (29,935)           (30)        (332,255)        (179,689)
Adjustments to maintain reserves ..............            975             16           12,595           21,132
                                                   -----------     ----------     ------------     ------------
    Net equity transactions ...................      3,774,772      9,299,867       81,772,191      153,546,439
                                                   -----------     ----------     ------------     ------------

Net change in contract owners' equity .........      5,230,181      9,448,612      126,214,513      163,500,543
Contract owners' equity beginning of period ...      9,448,612             --      257,182,600       93,682,057
                                                   -----------     ----------     ------------     ------------
Contract owners' equity end of period .........    $14,678,793      9,448,612      383,397,113      257,182,600
                                                   ===========     ==========     ============     ============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

      Portfolios of the American Century Variable Portfolios, Inc.
        (American Century VP)
          (formerly TCI Portfolios, Inc.);
            American Century VP - American Century VP Balanced (ACVPBal)
              (formerly TCI Portfolios - TCI Balanced)
            American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
            American Century VP - American Century VP International
              (ACVPInt) (formerly TCI Portfolios - TCI International)
            American Century VP - American Century VP Value (ACVPValue)
              (formerly TCI Portfolios - TCI Value)

      Funds of the American Variable Insurance Series (American VI
        Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
          American VI Series - Growth Fund (AVISGro)
          American VI Series - High-Yield Bond Fund (AVISHiYld)
          American VI Series - U.S. Government/AAA-Rated Securities Fund
            (AVISGvt)

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

      Dreyfus Stock Index Fund (DryStkIx)

      Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
        Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

      Portfolios of the Fidelity Variable Insurance Products Fund
        (Fidelity VIP);
          Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
          Fidelity VIP - Growth Portfolio (FidVIPGr)
          Fidelity VIP - High Income Portfolio (FidVIPHI)
          Fidelity VIP - Overseas Portfolio (FidVIPOv)

      Portfolios of the Fidelity Variable Insurance Products Fund II
        (Fidelity VIP-II);
          Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
          Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

        Portfolio of the Fidelity Variable Insurance Products Fund III
          (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

        Portfolio of the Morgan Stanley Universal Funds, Inc.
          (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

        Funds of the Nationwide Separate Account Trust (Nationwide SAT)
          (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

        Portfolios of the Neuberger & Berman Advisers Management Trust
          (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
              (NBAMTLMat)
            Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

        Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
          Oppenheimer VAF - Bond Fund (OppBdFd)
          Oppenheimer VAF - Global Securities Fund (OppGlSec)
          Oppenheimer VAF - Growth Fund (OppGro)
          Oppenheimer VAF - Multiple Strategies Fund (OppMult)

        Strong Opportunity Fund II, Inc. (StOpp2)
          (formerly Strong Special Fund II, Inc.)

        Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
          Strong VIF - Strong Discovery Fund II (StDisc2)
          Strong VIF - Strong International Stock Fund II (StIntStk2)


        Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
          Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
            (formerly Van Eck WIT - Gold and Natural Resources Fund)

        Portfolio of the Van Kampen American Capital Life Investment Trust
          (Van Kampen American Capital LIT);
            Van Kampen American Capital LIT - Morgan Stanley Real Estate
              Securities Portfolio (MSRESec)
                (formerly Van Kampen American Capital LIT -
                  Real Estate Securities Fund)

        Portfolios of the Warburg Pincus Trust;
         Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

   At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

   The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

c) Security Valuation, Transactions and Related Investment Income

   The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                TOTAL           ACVPBal       ACVPCapap           ACVPint        ACVPValue
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $ 126,406,070         1,191,850        4,037,524         1,015,749          236,395
     BOA Vision......................      83,760,749           875,039        1,103,836         1,073,332          228,347
     BOA Enterprise..................         118,491               876            1,623             1,174              559
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $ 210,285,310         2,067,765        5,142,983         2,090,255          465,301
                                         ============      ============     ============      ============     ============

                                              AVISGro         AVISHiYld          AVISGvt          DrySRGro         DryStkIx
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $     329,103            38,276           72,106           927,006        4,928,324
     BOA Vision......................              -                 -                -            837,713        6,128,921
     BOA Enterprise..................              -                 -                -              1,418            8,919
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $     329,103            38,276           72,106         1,766,137       11,066,164
                                         ============      ============     ============      ============     ============

                                             DryCapAp          DryGrInc         FidVIPEI          FidVIPGr         FidVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $      12,311           148,142       18,215,213        17,002,784        5,147,050
     BOA Vision......................          24,419           237,804       11,859,942         7,588,917        4,584,647
     BOA Enterprise..................              17             1,115            9,194             8,279            3,838
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $      36,747           387,061       30,084,349        24,599,980        9,735,535
                                         ============      ============     ============      ============     ============

                                             FidVIPOv          FidVIPAM        FidVIPCon        FidVipGrOp          MSEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   6,016,329         9,994,932        4,517,986            60,777           15,348
     BOA Vision......................       2,010,362         3,404,754        5,308,985            90,378           17,202
     BOA Enterprise..................             497             1,229            3,863               205              104
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   8,027,188        13,400,915        9,830,834           151,360           32,654
                                         ============      ============     ============      ============     ============

                                            NSATCaPap         NSATGvtBd        NSATMyMkt          NSATSmCo        NSATTotRe
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   1,856,637         2,631,037        6,719,210         1,428,117        6,944,503
     BOA Vision......................       1,437,155         1,049,731        5,441,823         1,497,619        3,970,444
     BOA Enterprise..................           6,787             1,876            7,890             8,023           24,485
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   3,300,579         3,682,644       12,168,923         2,933,759       10,939,432
                                         ============      ============     ============      ============     ============

                                             NBAMTGro         NBAMTLMat        NBAMTPart           OppBdFd         OppGISec
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   4,438,181         1,495,421        3,649,443         1,630,280        2,979,200
     BOA Vision......................       1,315,545         1,132,335        4,169,214         1,603,881        2,689,657
     BOA Enterprise..................           1,945               568            6,318               864            1,095
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   5,755,671         2,628,324        7,824,975         3,235,025        5,669,952
                                         ============      ============     ============      ============     ============

                                               OppGRo           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $      18,845         2,272,557        5,943,611         1,607,469          440,839
     BOA Vision......................          22,068         1,628,568        3,119,935           996,834          479,748
     BOA Enterprise..................              42             1,491            2,861               520              503
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $      40,955         3,902,616        9,066,407         2,604,823          921,090
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrlfHAs           MSRESec          WPIntEq
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $     866,795           699,280        1,330,754         1,477,443        1,892,289
     BOA Vision......................         470,930           592,796          670,086         1,377,066        2,323,574
     BOA Enterprise..................             130             1,071            1,080             2,322            1,546
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   1,337,855         1,293,147        2,001,920         2,856,831        4,217,409
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSmCoGr
                                         ------------      ------------
     BOA.............................   $     135,993         2,040,961
     BOA Vision......................         167,588         2,229,554
     BOA Enterprise..................             252             3,912
                                         ------------      ------------
         Total.......................   $     303,833         4,274,427
                                         ============      ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                   ANNUAL
 Contract owners' equity represented by:                     UNITS            UNIT VALUE                               RETURN
                                                             -----            ----------                               ------
   Contracts in accumulation phase:
      The BEST OF AMERICA(R) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ............................    3,321,528           $ 16.345418       $54,291,764          14%
            Non-tax qualified ........................    2,535,285             16.345418        41,440,293          14%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ............................    7,405,239             22.608168       167,418,887          (5)%
            Non-tax qualified ........................    4,340,405             22.608168        98,128,605          (5)%
         American Century VP -
         American Century VP International:
            Tax qualified ............................    3,513,167             13.753336        48,317,766          17%
            Non-tax qualified ........................    2,814,767             13.753336        38,712,436          17%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................    1,153,698             12.621843        14,561,795          24%
            Non-tax qualified ........................    1,177,685             12.621843        14,864,555          24%
         American VI Series - Growth Fund:
            Tax qualified ............................      425,839             31.433956        13,385,804          28%
            Non-tax qualified ........................      417,659             31.433956        13,128,675          28%
         American VI Series -
         High-Yield Bond Fund:
            Tax qualified ............................       79,449             25.696356         2,041,550          11%
            Non-tax qualified ........................       44,445             25.696356         1,142,075          11%
         American VI Series - U.S. Government/
         AAA-Rated Securities Fund:
            Tax qualified ............................      146,543             19.690955         2,885,572           7%
            Non-tax qualified ........................      111,728             19.690955         2,200,031           7%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................    2,568,412             21.597400        55,471,021          27%
            Non-tax qualified ........................    1,595,569             21.597400        34,460,142          27%
         Dreyfus Stock Index Fund:
            Tax qualified ............................   12,220,119             21.614298       264,129,294          31%
            Non-tax qualified ........................    9,791,828             21.614298       211,643,488          31%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................      160,444             10.192063         1,635,255           2%(a)
            Non-tax qualified ........................      195,833             10.192063         1,995,942           2%(a)
         Dreyfus VIF Growth and Income Portfolio:
            Tax qualified ............................      948,045             11.455116        10,859,965          15%
            Non-tax qualified ........................      850,450             11.455116         9,742,003          15%

Fidelity VIP - Equity-Income Portfolio:
   Tax qualified ..........................      23,984,214       35.459509       850,468,452       26%
   Non-tax qualified ......................      19,527,927       35.459509       692,450,703       26%
Fidelity VIP - Growth Portfolio:
   Tax qualified ..........................      17,382,123       46.918894       815,549,987       22%
   Non-tax qualified ......................      11,857,821       46.918894       556,355,847       22%
Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................       6,886,178       28.515871       196,365,364       16%
   Non-tax qualified ......................       8,097,358       28.515871       230,903,216       16%
Fidelity VIP - Overseas Portfolio:
   Tax qualified ..........................      12,793,113       18.248482       233,454,892       10%
   Non-tax qualified ......................      11,023,038       18.248482       201,153,711       10%
Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified ..........................      20,417,818       24.319958       496,560,476       19%
   Non-tax qualified ......................      12,420,418       24.319958       302,064,044       19%
Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified ..........................      13,856,940       16.241378       225,055,800       23%
   Non-tax qualified ......................      11,315,346       16.241378       183,776,812       23%
Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified ..........................         946,688       10.932125        10,349,312        9%(a)
   Non-tax qualified ......................         861,112       10.932125         9,413,784        9%(a)
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified ..........................         172,203        9.810487         1,689,395       (2)%(a)
   Non-tax qualified ......................         222,098        9.810487         2,178,890       (2)%(a)
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified ..........................       3,948,978       23.867569        94,252,505       33%
   Non-tax qualified ......................       4,139,623       23.867569        98,802,738       33%
Nationwide SAT -
Government Bond Fund:
   Tax qualified ..........................       3,575,004       32.793820       117,238,038        8%
   Non-tax qualified ......................       2,848,085       32.707206        93,152,903        8%
Nationwide SAT - Money Market Fund:
   Tax qualified ..........................      10,935,137       22.994005       251,442,595        4%
   Non-tax qualified ......................      11,155,103       22.994005       256,500,494        4%
Nationwide SAT - Small Company Fund:
   Tax qualified ..........................       4,812,645       16.020642        77,101,663       16%
   Non-tax qualified ......................       3,793,288       16.020642        60,770,909       16%
Nationwide SAT - Total Return Fund:
   Tax qualified ..........................       4,368,093       80.108117       349,919,705       28%
   Non-tax qualified ......................       3,538,356       78.045294       276,152,034       28%
Neuberger & Berman AMT Growth Portfolio:
   Tax qualified ..........................       5,338,769       37.889922       202,285,541       27%
   Non-tax qualified ......................       4,164,923       37.889922       157,808,608       27%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified ..........................       3,398,882       17.690564        60,128,140        5%
   Non-tax qualified ......................       2,928,007       17.690564        51,798,095        5%
                                                                                          (continued)


         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .......................          7,980,031               22.354609    178,390,473           30%
            Non-tax qualified ...................          7,769,569               22.354609    173,685,677           30%
         Oppenheimer VAF - Bond Fund:
            Tax qualified .......................          4,076,992               18.715948     76,304,770            8%
            Non-tax qualified ...................          3,420,959               18.715948     64,026,491            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified .......................          9,603,574               16.030693    153,951,946           21%
            Non-tax qualified ...................          6,175,581               16.030693     98,998,843           21%
         Oppenheimer VAF - Growth Fund:
            Tax qualified .......................            465,695               10.427884      4,856,213            4%(a)
            Non-tax qualified ...................            330,322               10.427884      3,444,559            4%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified .......................          5,140,468               20.878401    107,324,752           16%
            Non-tax qualified ...................          4,005,875               20.878401     83,636,265           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified .......................         11,262,847               26.092982    293,881,264           24%
            Non-tax qualified ...................          7,827,155               26.092982    204,233,815           24%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified .......................          3,782,422               17.733129     67,074,177           10%
            Non-tax qualified ...................          3,017,702               17.733129     53,513,299           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified .......................          1,303,896                9.509278     12,399,110          (15)%
            Non-tax qualified ...................          1,020,345                9.509278      9,702,744          (15)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified .......................          2,104,195               14.758566     31,054,901            1%
            Non-tax qualified ...................          2,016,599               14.758566     29,762,109            1%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified .......................          2,421,738                8.792462     21,293,039          (13)%
            Non-tax qualified ...................          2,018,746                8.792462     17,749,747          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified .......................          2,616,530               15.767781     41,256,872           (3)%
            Non-tax qualified ...................          2,702,266               15.767781     42,608,738           (3)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified .......................          3,539,264               17.901858     63,359,402           20%
            Non-tax qualified ...................          4,040,440               17.901858     72,331,383           20%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified .......................          5,900,906               11.164048     65,877,998           (4)%
            Non-tax qualified ...................          5,196,387               11.164048     58,012,714           (4)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .......................            391,358               11.369600      4,449,584           12%
            Non-tax qualified ...................            316,378               11.369600      3,597,091           12%

         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified ...........................      6,148,609               15.950665     98,074,402           14%
            Non-tax qualified .......................      5,532,845               15.950665     88,252,557           14%

      The BEST OF AMERICA(R) Nationwide Insurance
      Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ...........................          7,706               13.063915        100,671           15%
            Non-tax qualified .......................          5,382               13.063915         70,310           15%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ...........................          7,635                8.999141         68,708           (4)%
            Non-tax qualified .......................         11,715                8.999141        105,425           (4)%
         American Century VP -
         American Century VP International:
            Tax qualified ...........................          1,575               13.831167         21,784           18%
            Non-tax qualified .......................         10,967               13.831167        151,686           18%
         American Century VP -
         American Century VP Value:
            Tax qualified ...........................            439               12.687119          5,570           25%
            Non-tax qualified .......................         10,139               12.687119        128,635           25%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ...........................          6,260               15.827982         99,083           27%
            Non-tax qualified .......................          9,564               15.827982        151,379           27%
         Dreyfus Stock Index Fund:
            Tax qualified ...........................         52,598               16.954928        891,795           32%
            Non-tax qualified .......................         46,692               16.954928        791,659           32%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ...........................            436               10.216047          4,454            2%(a)
            Non-tax qualified .......................            445               10.216047          4,546            2%(a)
         Dreyfus VIF
          Growth and Income Portfolio:
            Tax qualified ...........................         21,624               11.514380        248,987           15%
            Non-tax qualified .......................         13,972               11.514380        160,879           15%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................         53,201               15.458195        822,391           27%
            Non-tax qualified .......................         47,182               15.458195        729,349           27%
         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................         51,572               13.440547        693,156           22%
            Non-tax qualified .......................         43,269               13.440547        581,559           22%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................         21,865               13.408646        293,180           17%
            Non-tax qualified .......................         28,876               13.408646        387,188           17%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................            859               13.030895         11,194           11%
            Non-tax qualified .......................          5,016               13.030895         65,363           11%

                                                                     (Continued)

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................          8,799               14.332657        126,113           20%
            Non-tax qualified .......................          7,737               14.332657        110,892           20%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................         22,202               15.126324        335,835           23%
            Non-tax qualified .......................         21,146               15.126324        319,861           23%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified ...........................          1,128               10.957842         12,360           10%(a)
            Non-tax qualified .......................          7,174               10.957842         78,612           10%(a)
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ...........................          2,014                9.833594         19,805           (2)%(a)
            Non-tax qualified .......................          1,055                9.833594         10,374           (2)%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ...........................         41,342               17.967816        742,825           33%
            Non-tax qualified .......................         30,233               17.967816        543,221           33%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified ...........................         12,756               11.460915        146,195            9%
            Non-tax qualified .......................         20,611               11.460915        236,221            9%
         Nationwide SAT - Money Market Fund:
            Tax qualified ...........................         39,718               10.971484        435,765            4%
            Non-tax qualified .......................         33,925               10.971484        372,208            4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ...........................         28,143               16.185025        455,495           16%
            Non-tax qualified .......................         53,457               16.185025        865,203           16%
         Nationwide SAT - Total Return Fund:
            Tax qualified ...........................        154,636               16.295055      2,519,802           28%
            Non-tax qualified .......................        127,059               16.295055      2,070,433           28%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified ...........................         12,673               13.815173        175,080           28%
            Non-tax qualified .......................         12,764               13.815173        176,337           28%
         Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified ...........................          6,757               11.153775         75,366            6%
            Non-tax qualified .......................          4,478               11.153775         49,947            6%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ...........................         28,536               17.688563        504,761           30%
            Non-tax qualified .......................         35,613               17.688563        629,943           30%
         Oppenheimer VAF - Bond Fund:
            Tax qualified ...........................          9,333               11.589929        108,169            8%
            Non-tax qualified .......................          5,291               11.589929         61,322            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified ...........................          6,749               14.315651         96,616           21%
            Non-tax qualified .......................          8,609               14.315651        123,243           21%

         Oppenheimer VAF - Growth Fund:
            Tax qualified ............................         1,122               10.452434         11,728            5%(a)
            Non-tax qualified ........................           153               10.452434          1,599            5%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified ............................        14,345               13.725672        196,895           16%
            Non-tax qualified ........................         9,530               13.725672        130,806           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified ............................        19,338               15.443112        298,639           24%
            Non-tax qualified ........................        14,422               15.443112        222,721           24%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified ............................         1,366               11.566866         15,800           10%
            Non-tax qualified ........................         6,228               11.566866         72,038           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified ............................         3,580                9.559256         34,222          (14)%
            Non-tax qualified ........................         1,291                9.559256         12,341          (14)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified ............................           637               10.447140          6,655            2%
            Non-tax qualified ........................         1,016               10.447140         10,614            2%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ............................        10,818                8.838016         95,610          (12)%
            Non-tax qualified ........................         5,579                8.838016         49,307          (12)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ............................         1,428               12.634338         18,042           (2)%
            Non-tax qualified ........................         9,072               12.634338        114,619           (2)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ............................         6,274               17.802527        111,693           21%
            Non-tax qualified ........................        16,279               17.802527        289,807           21%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ............................         9,899               10.962668        108,519           (3)%
            Non-tax qualified ........................         7,315               10.962668         80,192           (3)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ............................           774               11.428435          8,846           12%
            Non-tax qualified ........................         2,554               11.428435         29,188           12%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified ............................        14,575               14.460130        210,756           15%
            Non-tax qualified ........................        23,748               14.460130        343,399           15%

      The BEST OF AMERICA(R) America's Vision
      Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ............................     2,000,046               15.050621     30,101,934           14%
            Non-tax qualified ........................     2,838,431               15.050621     42,720,149           14%
                                                                                                          (continued)


         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ............................     2,614,244               11.511011     30,092,591           (5)%
            Non-tax qualified ........................     3,809,872               11.511011     43,855,479           (5)%
         American Century VP -
         American Century VP International:
            Tax qualified ............................     2,815,042               13.705793     38,582,383           17%
            Non-tax qualified ........................     4,053,845               13.705793     55,561,160           17%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................     1,430,623               12.608786     18,038,419           24%
            Non-tax qualified ........................     1,650,353               12.608786     20,808,948           24%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................     1,955,501               20.377644     39,848,503           27%
            Non-tax qualified ........................     2,524,371               20.377644     51,440,734           27%
         Dreyfus Stock Index Fund:
            Tax qualified ............................    11,980,808               21.459607    257,103,431           31%
            Non-tax qualified ........................    16,840,871               21.459607    361,398,473           31%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................       282,102               10.187254      2,873,845            2%(a)
            Non-tax qualified ........................       346,889               10.187254      3,533,846            2%(a)
         Dreyfus VIF-
         Growth and Income Portfolio:
            Tax qualified ............................     1,288,755               11.443262     14,747,561           15%
            Non-tax qualified ........................     1,736,408               11.443262     19,870,172           15%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ............................    21,713,028               20.400657    442,960,037           26%
            Non-tax qualified ........................    29,805,895               20.400657    608,059,840           26%
         Fidelity VIP - Growth Portfolio:
            Tax qualified ............................    13,935,642               18.531166    258,243,695           22%
            Non-tax qualified ........................    19,539,694               18.531166    362,093,313           22%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ............................    10,404,298               15.270686    158,880,768           16%
            Non-tax qualified ........................    15,763,691               15.270686    240,722,375           16%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ............................     4,225,490               13.990014     59,114,664           10%
            Non-tax qualified ........................     6,516,303               13.990014     91,163,170           10%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ............................     8,255,827               14.837912    122,499,235           19%
            Non-tax qualified ........................    10,687,021               14.837912    158,573,077           19%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ............................    12,933,714               16.200355    209,530,758           22%
            Non-tax qualified ........................    17,222,256               16.200355    279,006,661           22%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified ............................     1,110,975               10.926972     12,139,593            9%(a)
            Non-tax qualified ........................     1,433,477               10.926972     15,663,563            9%(a)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ..........................         116,227                9.805852      1,139,705           (2)%(a)
            Non-tax qualified ......................         317,019                9.805852      3,108,641           (2)%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ..........................       3,473,388               21.128614     73,387,874           33%
            Non-tax qualified ......................       4,537,489               21.128614     95,870,854           33%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified ..........................       3,380,799               12.352251     41,760,478            8%
            Non-tax qualified ......................       3,808,969               12.352251     47,049,341            8%
         Nationwide SAT - Money Market Fund:
            Tax qualified ..........................      11,607,724               11.491365    133,388,593            4%
            Non-tax qualified ......................      17,151,671               11.491365    197,096,112            4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ..........................       4,030,537               15.985143     64,428,710           16%
            Non-tax qualified ......................       5,436,630               15.985143     86,905,308           16%
         Nationwide SAT - Total Return Fund:
            Tax qualified ..........................       9,306,942               19.626064    182,658,639           28%
            Non-tax qualified ......................      11,239,856               19.626064    220,594,133           28%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified ..........................       2,761,902               16.816500     46,445,525           27%
            Non-tax qualified ......................       4,175,280               16.816500     70,213,596           27%
         Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified ..........................       2,638,749               11.674415     30,805,851            5%
            Non-tax qualified ......................       3,901,992               11.674415     45,553,474            5%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ..........................       7,939,693               22.277405    176,875,757           29%
            Non-tax qualified ......................      11,091,380               22.277405    247,087,164           29%
         Oppenheimer VAF - Bond Fund:
            Tax qualified ..........................       5,296,817               12.497968     66,199,449            8%
            Non-tax qualified ......................       6,726,718               12.497968     84,070,306            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified ..........................       6,984,145               14.691771    102,609,459           21%
            Non-tax qualified ......................       9,087,704               14.691771    133,514,466           21%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ..........................         291,665               10.422959      3,040,012            4%(a)
            Non-tax qualified ......................         463,976               10.422959      4,836,003            4%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified ..........................       4,408,475               15.482895     68,255,956           16%
            Non-tax qualified ......................       5,254,667               15.482895     81,357,457           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified ..........................       5,827,943               19.146013    111,581,872           24%
            Non-tax qualified ......................       8,020,904               19.146013    153,568,332           24%

                                                                     (Continued)

         Strong VIF - Strong Discovery Fund II:
            Tax qualified                                  2,014,470               14.662845     29,537,861           10%
            Non-tax qualified                              3,067,461               14.662845     44,977,705           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified                                  1,239,246                9.488178     11,758,187          (15)%
            Non-tax qualified                              1,662,615                9.488178     15,775,187          (15)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified                                  1,224,872               11.708039     14,340,849            1%
            Non-tax qualified                              1,881,869               11.708039     22,032,996            1%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                  1,951,581                8.783348     17,141,415          (13)%
            Non-tax qualified                              2,439,264                8.783348     21,424,905          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                  1,258,548               12.924490     16,266,091           (3)%
            Non-tax qualified                              2,082,493               12.924490     26,915,160           (3)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                  3,169,047               17.856659     56,588,592           20%
            Non-tax qualified                              4,254,738               17.856659     75,975,406           20%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                  5,873,960               11.135857     65,411,579           (4)%
            Non-tax qualified                              8,729,469               11.135857     97,210,118           (4)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                    267,447               11.357831      3,037,618           12%
            Non-tax qualified                                313,129               11.357831      3,556,466           12%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified                                  4,888,419               15.910364     77,776,526           14%
            Non-tax qualified                              7,458,638               15.910364    118,669,646           14%
                                                            ========               =========
         Reserves for annuity contracts in payout phase:
            Tax qualified                                                                         3,165,730
            Non-tax qualified                                                                     4,436,449
                                                                                             -------------
                                                                                           $ 17,849,801,427
                                                                                             ==============


(a)  This investment option was not being utilized for the entire period.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

         PART C. OTHER INFORMATION


         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS                                         PAGE

                      (a)  Financial Statements:
                           (1) Financial statements included in Prospectus.                      17
                               (Part A):
                               Condensed Financial Information.
                           (2) Financial statements included in Part B:                          66
                               Those financial statements required by
                               Item 23 to be included in Part B
                               have been incorporated therein by reference
                               to the Prospectus (Part A).

                           Nationwide Variable Account-II:


                               Independent Auditors' Report.                                     66

                               Statement of Assets, Liabilities and Contract                     67
                               Owners' Equity as of December 31, 1997.

                               Statements of Operations and Changes in                           70
                               Contract Owners' Equity for the years ended
                               December 31, 1997 and 1996.


                               Notes to Financial Statements.                                    81


                           Nationwide Life Insurance Company:


                               Independent Auditors' Report.                                     94
                               Consolidated Balance Sheets as of December                        95
                               31, 1997 and 1996.

                               Consolidated Statements of Income for the                         96
                               years ended December 31, 1997, 1996 and
                               1995.

                               Consolidated Statements of Shareholder's                          97
                               Equity for the years ended December 31,
                               1997, 1996 and 1995.

                               Consolidated Statements of Cash Flows for                         98
                               the years ended December 31, 1997, 1996
                               and 1995.

                               Notes to Consolidated Financial Statements.                       99


                               Schedule I - Consolidated Summary of Investments -
                               Other Than Investments in Related Parties                        137

                               Schedule III - Supplementary Insurance Information               138

                               Schedule IV - Reinsurance                                        139

                               Schedule V - Valuation and Qualifying Accounts                   140




                                   118 of 141

Item 24.      (b) Exhibits
                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement and hereby incorporated by reference.
                         (2)   Not Applicable
                         (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement and hereby incorporated by reference.
                         (4) The form of the variable annuity contract Filed previously with the Registration Statement and hereby incorporated by reference.

                         (5)   Variable Annuity Application - Attached hereto.

                         (6)   Articles of Incorporation of Depositor -
                               Filed previously with the Registration Statement and hereby incorporated by reference.
                         (7)   Not Applicable
                         (8)   Not Applicable
                         (9) Opinion of Counsel - Filed previously with the Registration Statement and hereby incorporated by reference.
                         (10)  Not Applicable
                         (11)  Not Applicable
                         (12)  Not Applicable
                         (13) Performance Advertising Calculation Schedule - Filed previously with the Registration Statement, and hereby incorporated by reference.






                                   119 of 141

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                  NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                   BUSINESS ADDRESS                               WITH DEPOSITOR

                 Lewis J. Alphin                                      Director
                 519 Bethel Church Road
                 Mount Olive, NC  28365


                 A. I. Bell                                           Director
                 4121 North River Road West
                 Zanesville, OH 43701


                 Keith W. Eckel                                       Director
                 1647 Falls Road
                 Clarks Summit, PA 18411


                 Willard J. Engel                                     Director
                 300 East Marshall Street
                 Marshall, MN 56258


                 Fred C. Finney                                       Director
                 1558 West Moreland Road
                 Wooster, OH 44691

                 Charles L. Fuellgraf, Jr.                            Director
                 600 South Washington Street
                 Butler, PA  16001

                 Joseph J. Gasper                       President and Chief Operating Officer
                 One Nationwide Plaza                               and Director
                 Columbus, OH  43215

                 Dimon R. McFerson                      Chairman and Chief Executive Officer-
                 One Nationwide Plaza                      Nationwide Insurance Enterprise
                 Columbus, OH  43215                                and Director


                 David O. Miller                         Chairman of the Board and Director
                 115 Sprague Drive
                 Hebron, OH 43025

                 Yvonne L. Montgomery                                 Director
                 2859 Paces Ferry Road
                 Atlanta, GA 30339


                 C. Ray Noecker                                       Director
                 2770 Winchester Southern S.
                 Ashville, OH 43103

                 James F. Patterson                                   Director
                 8765 Mulberry Road
                 Chesterland, OH  44026





                                   120 of 141

               NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                BUSINESS ADDRESS                            WITH DEPOSITOR
              Arden L. Shisler                                  Director
              1356 North Wenger Road
              Dalton, OH  44618

              Robert L. Stewart                                 Director
              88740 Fairview Road
              Jewett, OH  43986

              Nancy C. Thomas                                   Director
              10835 Georgetown Street NE
              Louisville, OH  44641

              Harold W. Weihl                                   Director
              14282 King Road
              Bowling Green, OH  43402


              Dennis W. Click                         Vice President and Secretary
              One Nationwide Plaza
              Columbus, OH  43215


              Robert A. Oakley                          Executive Vice President-
              One Nationwide Plaza                       Chief Financial Officer
              Columbus, OH  43215

              Robert J. Woodward Jr.                    Executive Vice President
              One Nationwide Plaza                      Chief Investment Officer
              Columbus, OH 43215

              W. Sidney Druen                       Senior Vice President and General
              One Nationwide Plaza                   Counsel and Assistant Secretary
              Columbus, OH  43215

              Harvey S. Galloway, Jr.             Senior Vice President-Chief Actuary-
              One Nationwide Plaza                     Life, Health and Annuities
              Columbus, OH  43215

              Richard A. Karas                       Senior Vice President - Sales -
              One Nationwide Plaza                         Financial Services
              Columbus, OH  43215


              Susan A. Wolken                         Senior Vice President - Life
              One Nationwide Plaza                         Company Operations
              Columbus, OH 43215


              Michael D. Bleiweiss                           Vice President-
              One Nationwide Plaza                    Individual Annuity Operations
              Columbus, OH  43215





                                   121 of 141

                NAME AND PRINCIPAL                       POSITIONS AND OFFICES
                 BUSINESS ADDRESS                           WITH DEPOSITOR

               Matthew S. Easley                            Vice President-
               One Nationwide Plaza            Life Marketing and Administrative Services
               Columbus, OH  43215


               Timothy E. Murphy                             Vice President-
               One Nationwide Plaza                        Strategic Marketing
               Columbus, Ohio  43215

               R. Dennis Noice                               Vice President-
               One Nationwide Plaza                         Retail Operations
               Columbus, OH  43215

               Joseph P. Rath
               One Nationwide Plaza                          Vice President
               Columbus, OH  43215




Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
          *     Subsidiaries for which separate financial statements are filed
          ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          ****  Other subsidiaries









                                   122 of 141



                                                                      NO. VOTING
                                                                      SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART) UNLESS
                                                       STATE           OTHERWISE
                         COMPANY                  OF ORGANIZATION      INDICATED          PRINCIPAL BUSINESS
         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide
         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture

         California Cash Management Company          California                        Inactive

         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company

         Colonial Insurance Company of               Wisconsin                         Insurance Company
         Wisconsin

         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH

         Companies Agency, Inc.                      Wisconsin                         Insurance Broker

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker

         Companies Agency of Georgia, Inc.            Georgia                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker

         Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (P&C)

         Companies Annuity Agency of Texas,            Texas                           Group and Variable Contract Agent
         Inc.

         Cooperative Service Company                  Nebraska                         Insurance Agency

         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services

         EMPLOYERS INSURANCE OF WAUSAU A             Wisconsin                         Mutual Insurance Company
         Mutual Company




                                   123 of 141




                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                       STATE             OTHERWISE
                        COMPANY                   OF ORGANIZATION        INDICATED             PRINCIPAL BUSINESS
     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency

         Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company

         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.

         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services

         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.

         Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization

         Greater La Crosse Health Plans, Inc.        Wisconsin                         Commercial Health and Medicare Supplement
                                                                                       Insurance

         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid Health Plans

         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company

         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility

     **  National Casualty Company                   Wisconsin                         Insurance Company

         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator




                                   124 of 141

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                       STATE             OTHERWISE
                     COMPANY                     OF ORGANIZATION         INDICATED              PRINCIPAL BUSINESS
         Nationwide Agency, Inc.                        Ohio                           Insurance Agency

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

         Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio

         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of shares,
                                                                                       bonds, and other evidences
                                                                                       of indebtedness, securities,
                                                                                       and contracts of other persons,
                                                                                       associations, corporations,
                                                                                       domestic or foreign and
                                                                                       to form or acquire the control
                                                                                       of other corporations

         Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
         Trust

         Nationwide Financial Services, Inc.          Delaware                         Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of shares,
                                                                                       bonds, and other evidences of
                                                                                       indebtedness, securities, and
                                                                                       contracts of other persons,
                                                                                       associations, corporations,
                                                                                       domestic or foreign and
                                                                                       to form or acquire the
                                                                                       control of other corporations

         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                       Operations

         Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
         Services, Ltd.                                                                Enterprise

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Investing Foundation              Michigan                         Investment Company

      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II

         Nationwide Investing Foundation III            Ohio                           Investment Company





                                   125 of 141

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                        STATE            OTHERWISE
                  COMPANY                         OF ORGANIZATION        INDICATED             PRINCIPAL BUSINESS
         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                       Other Related Products and Services

         Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company

         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments

         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company

         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments

      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.

         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group

         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company




                                   126 of 141

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART) UNLESS
                                                       STATE             OTHERWISE
                 COMPANY                          OF ORGANIZATION        INDICATED                 PRINCIPAL BUSINESS
         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting

         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization

         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization

         Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees

         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Insurance Company

         Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
         Company

         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group

         TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter

         Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer

         Wausau Business Insurance Company           Wisconsin                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager

     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company





                                   127 of 141



                                                                          NO. VOTING SECURITIES
                                                       STATE           (SEE ATTACHED CHART) UNLESS
                        COMPANY                   OF ORGANIZATION          OTHERWISE INDICATED              PRINCIPAL BUSINESS
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
         Nationwide DCVA II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
         Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account
      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
         Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-9                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-A                                                   Separate Account                Policies

         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-B                                                   Separate Account                Policies

         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-C                                                   Separate Account                Policies






                                   128 of 141

      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
         Nationwide VLI Separate Account-4              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies





                                   129 of 141

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1997 was 48,627 and 63,918 respectively.


Item 28.      INDEMNIFICATION
              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, and Nationwide Investing Foundation III which are open-end management investment companies.


              (b)         NATIONWIDE ADVISORY SERVICES, INC.
                              DIRECTORS AND OFFICERS

                                                                       POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS                                                 WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                              Chairman of the Board of Directors and
One Nationwide Plaza                                                        Chairman and
Columbus, OH  43215                                             Chief Executive Officer--Nationwide
                                                                 Insurance Enterprise and Director

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215





                                   132 of 141

         (b)           NATIONWIDE ADVISORY SERVICES, INC.
                            DIRECTORS AND OFFICERS


Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215

Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

W. Sidney Druen                                                      Senior Vice President and
One Nationwide Plaza                                                    General Counsel and
Columbus, OH  43215                                                     Assistant Secretary

Dennis W. Click                                                              Secretary
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                                                        Vice President
One Nationwide Plaza
Columbus, OH  43215

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215

Edwin P. Mc Causland                                             Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215

William G. Goslee
One Nationwide Plaza                                                       Vice President
Columbus, OH  43215

Charles Bath
One Nationwide Plaza                                                Vice President - Investments
Columbus, OH  43215

Joseph P. Rath                                                      Vice President - Compliance
One Nationwide Plaza
Columbus, OH 43215

Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


(c) NAME OF       NET UNDERWRITING    COMPENSATION ON
   PRINCIPAL       DISCOUNTS AND       REDEMPTION OR    BROKERAGE
  UNDERWRITER       COMMISSIONS        ANNUITIZATION   COMMISSIONS  COMPENSATION
   Nationwide           N/A                 N/A            N/A            N/A
    Advisory
    Services,
      Inc.




                                   133 of 141

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any
                  financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code, is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.


              The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.




                                   134 of 141

                                   Offered by
                        Nationwide Life Insurance Company








                        NATIONWIDE LIFE INSURANCE COMPANY






                        NATIONWIDE VARIABLE ACCOUNT - II


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT







                                   PROSPECTUS






                                   May 1, 1998





                                   135 of 141

  INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT SCHEDULES


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide Variable Account-II:




The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth herein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio


April 24, 1998





                                   136 of 141

                                                                     SCHEDULE I

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (in millions of dollars)

                             As of December 31, 1997

-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                  Column A                                        Column B       Column C         Column D
-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                                                                                                 Amount at
                                                                                                                which shown
                                                                                                                   in the
                                                                                                  Market        consolidated
                             Type of Investment                                     Cost           value       balance sheet
-----------------------------------------------------------------------------   -------------  --------------  ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities                    $  3,859.7     $  3,981.7      $  3,981.7
      States, municipalities and political subdivisions                                 1.6            1.6             1.6
      Foreign governments                                                              93.3           95.8            95.8
      Public utilities                                                              1,555.3        1,609.8         1,609.8
      All other corporate                                                           7,223.0        7,515.2         7,515.2
                                                                                 ----------     ----------      ----------
          Total fixed maturity securities available-for-sale                       12,732.9       13,204.1        13,204.1
                                                                                 ----------     ----------      ----------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                          67.8           78.0            78.0
   Non-redeemable preferred stock                                                       -              2.4             2.4
                                                                                 ----------     ----------      ----------
          Total equity securities available-for-sale                                   67.8           80.4            80.4
                                                                                 ----------     ----------      ----------

Mortgage loans on real estate, net                                                  5,228.1                        5,181.6   (1)
Real estate, net:
   Investment properties                                                              254.9                          235.7   (1)
   Acquired in satisfaction of debt                                                    82.6                           75.7   (1)
Policy loans                                                                          415.3                          415.3
Other long-term investments                                                            27.9                           25.2   (2)
Short-term investments                                                                358.4                          358.4
                                                                                 ----------                     ----------
          Total investments                                                       $19,167.9                      $19,576.4
                                                                                 ==========                     ==========

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                                                                  SCHEDULE III

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       SUPPLEMENTARY INSURANCE INFORMATION
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column B          Column C             Column D           Column E          Column F
--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
                                        Deferred        Future policy                           Other policy
                                         policy       benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
              Segment                    costs          loss expenses            (1)                 (1)            revenue
-------------------------------   ------------------ -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $1,018.4       $         -                                                 $     -
          Fixed Annuities                  277.9            14,103.1                                                    27.3
          Life Insurance                   472.9             2,683.4                                                   178.1
          Corporate and Other             (103.8)            1,916.3                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,665.4           $18,702.8                                               $   205.4
                                        ========       =============                                               =========

1996: Variable Annuities                $  792.1       $         -                                                 $     -
          Fixed Annuities                  242.0            13,388.9                                                    24.0
          Life Insurance                   414.4             2,391.5                                                   174.6
          Corporate and Other              (82.0)            1,820.2                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,366.5           $17,600.6                                               $   198.6
                                        ========       =============                                               =========

1995: Variable Annuities                $  569.8       $         -                                                 $     -
          Fixed Annuities                  220.7            12,759.3                                                    32.8
          Life Insurance                   366.9             2,282.6                                                   166.3
          Corporate and Other             (136.9)            1,730.0                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,020.5       $    16,771.9                                               $   199.1
                                        ========       =============                                               =========


---------------------------------------------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column G          Column H             Column I           Column J          Column K
---------------------------------------------------- -------------------- ------------------- ------------------ ----------------
                                     Net investment   Benefits, claims,      Amortization           Other
                                         income          losses and       of deferred policy      operating         Premiums
              Segment                     (2)        settlement expenses  acquisition costs       expenses          written
                                                                                                     (2)
---------------------------------------------------- -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $  (26.8)         $      5.9           $  87.8             $ 159.4
          Fixed Annuities                1,098.2               846.7              39.8                85.4
          Life Insurance                   189.1               227.5              39.6                94.5
          Corporate and Other              148.7               114.7               -                  45.6
                                        --------          ----------           -------             -------
             Total                      $1,409.2          $  1,194.8           $ 167.2             $ 384.9
                                        ========          ==========           =======             =======

1996: Variable Annuities                $  (21.4)         $      4.6           $  57.4             $ 132.3
          Fixed Annuities                1,050.6               838.5              38.6                79.7
          Life Insurance                   174.0               211.4              37.4                79.0
          Corporate and Other              154.6               106.1               -                  51.4
                                        --------          ----------           -------             -------
             Total                      $1,357.8          $  1,160.6           $ 133.4             $ 342.4
                                        ========          ==========           =======             =======

1995: Variable Annuities                $  (17.6)         $      2.9           $  26.3             $ 109.1
          Fixed Annuities                1,002.7               805.0              29.5                80.3
          Life Insurance                   171.2               202.0              31.0                68.8
          Corporate and Other              137.7               105.6              (4.1)               14.8
                                        --------          ----------           -------             -------
             Total                      $1,294.0          $  1,115.5           $  82.7             $ 273.0
                                        ========          ==========           =======             =======

----------
(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                    SCHEDULE IV

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   REINSURANCE
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                   Column A                          Column B        Column C        Column D        Column E       Column F
-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                                                                                                                   Percentage
                                                                     Ceded to        Assumed                        of amount
                                                      Gross            other        from other         Net           assumed
                                                      amount         companies      companies         amount         to net
                                                  ---------------  --------------  -------------   -------------   ------------

1997:
  Life insurance in force                           $ 52,648.4       $13,678.7       $  289.7      $  39,259.4           0.7%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    235.9       $    32.7       $    2.2      $     205.4           1.1%
    Accident and health insurance                        261.2           272.6           11.4              -             N/A
                                                   -----------       ----------      ---------     -----------        -------
        Total                                       $    497.1       $   305.3       $   13.6      $     205.4            6.6%
                                                   ===========       =========       =========     ===========        =======


1996:
  Life insurance in force                            $47,150.6       $11,164.6       $  288.6      $  36,274.6            0.8%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    225.6       $    29.3       $    2.3      $     198.6            1.2%
    Accident and health insurance                        291.9           305.8           13.9              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    517.5       $   335.1       $   16.2      $     198.6            8.2%
                                                   ===========       =========       ========      ===========        =======


1995:
  Life Insurance in force                            $41,087.9       $ 8,935.7       $  391.2      $  32,543.4            1.2%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    221.3       $    24.4       $    2.2      $     199.1            1.1%
    Accident and health insurance                        298.0           313.0           15.0              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    519.3       $   337.4       $   17.2      $     199.1            8.6%
                                                   ===========       =========       ========      ===========        =======

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                                                                    SCHEDULE V

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        VALUATION AND QUALIFYING ACCOUNTS
                            (in millions of dollars)

                  Years ended December 31, 1997, 1996 and 1995

---------------------------------------------------------------------------------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
---------------------------------------------------  ----------------------------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
Description                                                 of period     expenses       accounts        (1)          period
---------------------------------------------------   -------------------------------- ------------- ------------- -------------

1997:
  Valuation allowances - fixed maturity securities          $    -          $ 16.2         $  -          $ 16.2       $   -
  Valuation allowances - mortgage loans on real estate          51.0          (1.2)           -             7.3          42.5
  Valuation allowances - real estate                            15.2          (4.1)           -             -            11.1
                                                            --------        ------       -------        -------       -------
      Total                                                 $   66.2        $ 10.9         $  -          $ 23.5       $  53.6
                                                            ========        ======       =======        =======       =======


1996:
  Valuation allowances - mortgage loans on real estate      $   49.1        $  4.5         $  -          $  2.6       $  51.0
  Valuation allowances - real estate                            25.8         (10.6)           -             -            15.2
                                                            --------        ------       -------        -------       -------
      Total                                                 $   74.9        $ (6.1)        $  -          $  2.6       $  66.2
                                                            ========        ======       =======        =======       =======


1995:
  Valuation allowances - fixed maturity securities          $    -          $  8.9         $  -          $  8.9       $   -
  Valuation allowances - mortgage loans on real estate          46.4           7.4            -             4.7          49.1
  Valuation allowances - real estate                            27.3          (1.5)           -             -            25.8
                                                            --------        ------       -------        -------       -------
      Total                                                 $   73.7        $ 14.8         $  -          $ 13.6       $  74.9
                                                            ========        ======       =======        =======       =======

----------
(1) Amounts represent direct write-downs charged against the valuation allowance.




See accompanying independent auditors' report.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 1998


                                           NATIONWIDE VARIABLE ACCOUNT-II
                                 -----------------------------------------------
                                                  (Registrant)
                                         NATIONWIDE LIFE INSURANCE COMPANY
                                 -----------------------------------------------
                                                  (Depositor)


                                                By/s/JOSEPH P. RATH
                                 -----------------------------------------------
                                                 Joseph P. Rath
                                 Vice President-Product and Market Compliance



As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 24th day of April, 1998.

              SIGNATURE                                               TITLE

LEWIS J. ALPHIN                                                    Director
---------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
---------------------------
A. I. Bell

KEITH W. ECKEL                                                       Director
---------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
---------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
---------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                          Director
---------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
---------------------------
Joseph J. Gasper                                           Operating Office and Director

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
---------------------------
Dimon R. McFerson                                Nationwide Insurance Enterprise and Director

DAVID O. MILLER                                       Chairman of the Board and Director
---------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
---------------------------
Yvonne L. Montgomery

C. RAY NOECKER                                                     Director
---------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
---------------------------
Robert A. Oakley                                            Chief Financial Officer

JAMES F. PATTERSON                                                 Director                      By /s/JOSEPH P. RATH
---------------------------                                                                        ---------------------------
James F. Patterson                                                                                 Joseph P. Rath

ARDEN L. SHISLER                                                   Director                        Attorney-in-Fact
---------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
---------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
---------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                    Director
---------------------------
Harold W. Weihl





                                   141 of 141